E*TRADE RUSSELL 2000 INDEX FUND
SEMI-ANNUAL REPORT

For the six month period ended June 30, 2001, the "reporting period", the Russell 2000 Index* (the "Index") returned 6.84%. For the same period, the Russell 2000 Index Fund (the "Fund") returned 6.38%.

The U.S. equity markets started the first quarter on a positive note. Reacting to December's disappointing economic data, the Federal Reserve Board (the "Fed") took aggressive steps to provide a soft landing for the decelerating economy. In an unscheduled meeting January 3, 2001, the Fed cut the funds rate by 0.50%. The Dow and Nasdaq posted record gains that day. The rally was short-lived, however, as economic data continued to deteriorate. The temporary market exuberance gave way under a wave of earnings warnings, starting first in the technology sector and moving to the broader market. Retail, computer, and manufacturing sales slumped. Bulging inventories caused the manufacturing sector to reduce output as capital spending declined. Layoffs, which had rocketed to 135,713 in December, continued to exceed 100,000 a month in 2001, as companies faced weak sales, growing inventories, over-capacity and lower profits. April's job loss hit 233,000, the worst in ten years. In January, consumer confidence dropped to the lowest level since June 1996.

The Fed acted early and aggressively to keep the economy out of a full recession. The Fed cut the federal funds rate six times in the first six months of 2001, from 6.5% in early January to a rate of 3.75% by late May. This was a seven-year low. By late April stock markets had rallied on strong retail sales in April. Construction spending increased, and both existing and new home sales rose. Housing was the bright star of the economy, bolstered by low interest rates. The index of leading economic indicators leapt 0.05% in May, the biggest rise since December 1999, giving hope that the economy was poised for recovery. U.S. Mutual funds had positive inflow in May and early June.

After a first quarter return of -6.50%, the Index rose 14.38% in the second quarter, to finish the first half of 2001 up 6.84%. The largest sector holdings for the Index produced some of the highest returns during the reporting period. Financial services (20.16% of the Index as of June 30, 2001) rose 13.0%. Consumer discretionary (17.29% of the Index as of June 30, 2001) gained 19.87%. Materials & processing (8.39% of the Index) returned 9.58% for the six-month period. Auto & transportation (3.56% of the Index) returned 14.24%. Not all sectors were up, however. Technology (15.73% of the Index) fell 15.73% and other energy (3.15% of the Index) fell 16.35% for the period.

The top holdings of the Index performed very much like their sectors. Financial Services was led by the Index's largest holding Americredit Corp (0.49% of the Index) which rose 90.64%. Retailer Abercrombie & Fitch (0.43% of the Index at period-end) gained 122.60%. Of the top ten holdings, the health care sector was the most mixed. Caremark Rx Inc (0.43% of the Index as of June 30, 2001) was up 21.29%, while

Laboratory Corporation of America (0.31% of the Index) fell 12.61%. AmeriSource Health (0.34% of the Index) gained 9.60%, and Invitrogen Corporation (0.28% of the Index) lost 16.87%.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance.

* "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with E*TRADE Asset Management or the Fund. The Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2001 (Unaudited)


         Security                                                                    Shares                   Value
         -----------------------------------------------------------------------------------------------------------
         COMMON STOCKS--95.02%
         ADVERTISING--0.41%
         -----------------------------------------------------------------------------------------------------------
         Ackerly Group Inc. (The)                            +                          820                   9,191
         ADVO Inc.                                           +                        1,230                  42,004
         APAC Customer Services Inc.                         +                        1,600                   5,072
         Donnelley (R.H.) Corp.                              +                        2,220                  71,040
         Getty Images Inc.                                   +                          290                   7,615
         Key3Media Group Inc.                                +                        1,600                  18,576
         Modem Media Inc.                                    +                        2,160                   8,273
         Penton Media Inc.                                                            1,540                  26,950
         Valuevision International Inc. "A"                  +                        2,900                  63,075
         Ventiv Health Inc.                                  +                        1,300                  26,832
         -----------------------------------------------------------------------------------------------------------
                                                                                                            278,628
         -----------------------------------------------------------------------------------------------------------

         AEROSPACE / DEFENSE--0.41%
         -----------------------------------------------------------------------------------------------------------
         AAR Corp.                                                                    2,000                  34,200
         Alliant Techsystems Inc.                            +                          920                  82,708
         Armor Holdings Inc.                                 +                        1,300                  19,500
         BE Aerospace Inc.                                   +                          220                   4,191
         Curtiss Wright Corp.                                                           340                  18,258
         GenCorp. Inc.                                                                2,520                  32,256
         HEICO Corp.                                                                    570                  10,944
         Orbital Sciences Corp.                              +                        3,700                  14,356
         Sequa Corp. "A"                                     +                          400                  18,200
         Teledyne Technologies Inc.                          +                        2,200                  33,440
         Titan Corp. (The)                                   +*                         410                   9,389
         -----------------------------------------------------------------------------------------------------------
                                                                                                            277,442
         -----------------------------------------------------------------------------------------------------------

         AGRICULTURE--0.08%
         -----------------------------------------------------------------------------------------------------------
         Delta & Pine Land Co.                                                        2,700                  53,055
         Dimon Inc.                                                                     300                   3,000
         -----------------------------------------------------------------------------------------------------------
                                                                                                             56,055
          -----------------------------------------------------------------------------------------------------------

         AIRLINES--0.54%
         -----------------------------------------------------------------------------------------------------------
         Airtran Holdings Inc.                               +                        4,170                  43,785
         Alaska Air Group Inc.                               +                        1,820                  52,598
         American West Holdings Corp. "B"                    +                        2,400                  23,928
         Atlantic Coast Airlines Holdings Inc.               +                        2,480                  74,375
         Frontier Airlines Inc.                              +                        1,950                  23,887
         Mesa Air Group Inc.                                 +*                       2,400                  29,640
         Mesaba Holdings Inc.                                +                          700                   6,454
         Midwest Express Holdings Inc.                       +                        1,100                  19,085
         SkyWest Inc.                                                                 3,150                  88,200
         -----------------------------------------------------------------------------------------------------------
                                                                                                            361,952
         -----------------------------------------------------------------------------------------------------------

         APPAREL--0.46%
         -----------------------------------------------------------------------------------------------------------
         Oshkosh B'gosh Inc. "A"                                                        700                  23,275


         Phillips-Van Heusen Corporation                                              1,700                  24,480
         Reebok International Ltd.                           +*                       2,880                  92,016
         Russell Corp.                                                                1,900                  32,281
         Skechers U.S.A. Inc. "A"                            +*                       1,100                  32,153
         Stride Rite Corp.                                                            3,300                  28,050
         Timberland Co. "A"                                  +                        1,080                  42,671
         Unifi Inc.                                          +                        3,900                  33,150
         -----------------------------------------------------------------------------------------------------------
                                                                                                            308,076
         -----------------------------------------------------------------------------------------------------------

         AUTO MANUFACTURERS--0.51%
         -----------------------------------------------------------------------------------------------------------
         American Axle & Manufacturing Holdings Inc.         +                        1,000                  16,650
         AO Smith Corp. "B"                                                           1,600                  28,640
         Borg-Warner Automotive Inc.                                                  1,730                  85,843
         CLARCOR Inc.                                                                 1,700                  45,645
         Dura Automotive Systems Inc.                        +                        1,100                  17,600
         Exide Corp.                                                                  2,100                  24,150
         Group 1 Automotive Inc.                             +                        1,100                  32,560
         Hayes Lemmerz International Inc.                    +                        1,300                   8,320
         IMPCO Technologies Inc.                             +                          330                  11,665
         Kroll-O'Gara Co. (The)                              +                          130                   1,230
         Oshkosh Truck Corp.                                                          1,020                  45,135
         Wabash National Corp.                                                        2,000                  24,200
         -----------------------------------------------------------------------------------------------------------
                                                                                                            341,638
         -----------------------------------------------------------------------------------------------------------

         AUTO PARTS & EQUIPMENT--0.70%
         -----------------------------------------------------------------------------------------------------------
         ArvinMeritor Inc.                                                            4,820                  80,687
         Bandag Inc.                                                                    800                  21,840
         Collins & Aikman Corp.                              +                        4,420                  27,404
         Cooper Tire & Rubber Co.                                                     4,870                  69,154
         Federal-Mogul Corp.                                 *                        1,210                   2,045
         Lear Corp.                                          +                        4,140                 144,486
         Modine Manufacturing Co.                                                     1,620                  44,680
         Superior Industries International Inc.                                       1,320                  50,556
         Tower Automotive Inc.                               +                        3,100                  31,775
         -----------------------------------------------------------------------------------------------------------
                                                                                                            472,627
         -----------------------------------------------------------------------------------------------------------

         BANKS--8.39%
         -----------------------------------------------------------------------------------------------------------
         Alabama National Bancorp                                                       520                  16,874
         Alliance Bancorp                                                                70                   2,064
         AMCORE Financial Inc.                                                        1,840                  44,234
         American Financial Holdings Inc.                                             2,000                  47,200
         Anchor BanCorp Wisconsin Inc.                                                1,720                  27,348
         Andover Bancorp Inc.                                                           420                  21,105
         Area Bancshares Corp.                                                          900                  14,850
         Arrow Financial Corp.                                                           50                   1,262
         Astoria Financial Corp.                                                      2,790                 153,450
         BancFirst Corp.                                                                300                  12,075
         Bancorp South Inc.                                                           6,400                 108,800
         Bank Mutual Corp.                                                               90                   1,269
         Bank of Granite Corp.                                                          800                  18,400
         BankAtlantic Bancorp Inc. "A"                       *                        2,000                  17,380
         BankUnited Financial Corp. "A"                      +                          120                   1,686
         Banner Corporation                                                             100                   2,200
         Bay View Capital Corp.                                                       2,600                  19,448
         BB&T Corp.                                                                      40                   1,468
         BOK Financial Corp.                                 +                          751                  20,202
         Boston Private Financial Holdings Inc.                                         110                   2,464
         Brookline Bancorp Inc.                                                         900                  12,636


         BSB Bancorp Inc.                                                               800                  18,440
         Capital City Bank Group Inc.                                                   320                   7,958
         Cathay Bancorp Inc.                                                            600                  32,814
         CCBT Financial Companies Inc.                                                   80                   2,399
         Centennial Bancorp                                  +                          150                   1,237
         CFS Bancorp Inc.                                                               140                   1,936
         Chemical Financial Corp.                                                     1,130                  33,335
         Chittenden Corp.                                                             1,730                  58,214
         Citizens Banking Corp.                                                       3,300                  96,525
         City Bank                                                                      600                  16,200
         Colonial BancGroup Inc.                                                      7,080                 101,810
         Columbia Banking System Inc.                        +                           90                   1,148
         Commerce Bancorp Inc.                                                        1,980                 138,798
         Commercial Federal Corp.                                                     3,840                  88,704
         Commonwealth Bancorp Inc.                                                       80                   1,430
         Community Bank System Inc.                                                      70                   1,960
         Community Banks Inc.                                                            50                   1,425
         Community First Bankshares Inc.                                              3,000                  69,000
         Community Trust Bancorp Inc.                                                    70                   1,680
         Connecticut Bankshares Inc.                                                     80                   2,094
         CORUS Bankshares Inc.                                                          600                  36,150
         CPB Inc.                                                                       600                  17,748
         Credit Suisse First Boston                          +                        1,800                   8,550
         Cullen/Frost Bankers Inc.                                                    3,330                 112,720
         CVB Financial Corp.                                                          1,430                  27,456
         Dime Community Bancshares                                                      900                  30,528
         Downey Financial Corp.                                                       1,520                  71,835
         East West Bancorp Inc.                                                       1,620                  43,740
         F&M Bancorp                                                                    700                  20,860
         F&M National Corp.                                                           1,840                  73,600
         F.N.B. Corp.                                                                 1,575                  46,462
         Farmers Capital Bank Corp.                                                     500                  20,300
         Financial Institutions Inc.                                                     70                   1,568
         First Bancorp North Carolina                        *                           50                   1,231
         First BanCorp.                                                               1,500                  40,485
         First Busey Corp. "A"                                                          700                  15,001
         First Charter Corp.                                                          2,220                  41,625
         First Citizens Bancshares Inc. "A"                                             400                  43,400
         First Commonwealth Financial Corp.                                           4,100                  61,500
         First Community Bancshares Inc.                                                 60                   1,875
         First Essex Bancorp Inc.                                                        70                   1,730
         First Federal Capital Corp.                                                  1,200                  19,440
         First Financial Bancorp                                                      2,790                  47,653
         First Financial Bankshares Inc.                                                875                  27,125
         First Financial Corp.                                                          400                  19,256
         First Financial Holdings Inc.                                                1,100                  25,300
         First Indiana Corp.                                                            600                  15,618
         First Merchants Corp.                                                          800                  19,144
         First Midwest Bancorp Inc.                                                   2,740                  81,241
         First Niagara Financial Group Inc.                                             900                  13,977
         First Place Financial Corp.                                                    130                   1,680
         First Republic Bank                                 +                           70                   1,715
         First Sentinel Bancorp Inc.                                                  2,400                  32,568
         1st Source Corp.                                                             1,050                  29,400
         FirstFed Financial Corp.                            +                        1,300                  38,740
         Flagstar Bancorp Inc.                                                           60                   1,254
         Flushing Financial Corp.                                                        90                   2,152
         Frontier Financial Corp.                                                     1,230                  61,488


         Fulton Financial Corp.                                                       4,815                  98,515
         GBC Bancorp                                                                    700                  19,985
         Glacier Bancorp Inc.                                                           120                   2,280
         Gold Bancorp Inc.                                                            2,150                  16,641
         Greater Bay Bancorp                                                          3,100                  77,438
         Hancock Holding Co.                                                            600                  25,770
         Harbor Florida Bancshares Inc.                                               1,700                  32,555
         Harleysville National Corp.                                                    600                  27,750
         Hudson River Bancorp Inc.                                                      110                   1,991
         Hudson United Bancorp                                                        3,800                  96,900
         IBERIABANK Corp.                                                                50                   1,477
         Independence Community Bank Corp.                                            4,400                  86,856
         Independent Bank Corp.                                                         830                  16,384
         Independent Bank Corp.(MI)                                                      90                   2,209
         IndyMac Bancorp Inc.                                +                        3,870                 103,716
         Integra Bank Corp.                                                           1,200                  29,724
         International Bancshares Corp.                                               1,375                  57,750
         Investors Financial Services Corp.                                           1,980                 132,660
         Irwin Financial Corp.                               *                          760                  19,114
         Local Financial Corporation                         +                          160                   2,064
         MAF Bancorp Inc.                                                             1,700                  52,190
         Main Street Banks Inc.                                                         100                   1,768
         Medallion Financial Corp.                                                      830                   8,507
         MidAmerica Bancorp                                                             520                  15,054
         Mid-State Bancshares                                                         1,400                  25,536
         Mississippi Valley Bancshares Inc.                                             500                  19,950
         National City Bancorp                                                           50                   1,497
         National Penn Bancshares Inc.                                                1,320                  26,717
         NBT Bancorp Inc.                                                             1,700                  32,810
         Net.B@nk Inc.                                       +                        2,000                  22,600
         New York Community Bancorp                                                   2,470                  92,995
         Northwest Bancorp Inc.                                                       1,000                  10,500
         OceanFirst Financial Corp.                                                     700                  18,158
         Ocwen Financial Corp.                               +                        2,900                  29,725
         Old National Bancorp                                                           430                  11,352
         Omega Financial Corp.                                                          700                  22,533
         Oriental Financial Group Inc.                                                  800                  15,200
         Pacific Capital Bancorp                                                      1,900                  57,855
         Pacific Northwest Bancorp                                                    1,000                  24,990
         Park National Corp.                                                            600                  60,600
         People's Bank                                                                1,900                  44,289
         PFF Bancorp Inc.                                                             1,000                  25,000
         Promistar Financial Corp.                                                    1,100                  26,400
         Prosperity Bancshares Inc.                                                      50                   1,196
         Provident Bankshares Corp.                                                   1,995                  49,755
         Provident Financial Group Inc.                                               1,260                  41,479
         R&G Financial Corp. "B"                                                        800                  12,840
         Republic Bancorp Inc.                                                        3,800                  52,820
         Richmond County Financial Corp.                                              1,900                  71,288
         Riggs National Corp.                                                         1,600                  27,184
         Roslyn Bancorp Inc.                                                          3,870                 101,781
         S&T Bancorp Inc.                                                             1,900                  51,300
         Sandy Spring Bancorp Inc.                                                      700                  22,540
         Santander Bancorp                                                              520                  10,166
         Silicon Valley Bancshares                           +                        3,160                  69,520
         Simmons First National Corp. "A"                                                50                   1,670
         Sky Financial Group Inc.                                                     5,220                  98,815
         South Financial Group Inc. (The)                                             3,100                  58,528


         Southwest Bancorp of Texas Inc.                     +                        2,200                  66,462
         St Francis Capital Corp.                                                        60                   1,311
         Staten Island Bancorp Inc.                                                   2,400                  66,840
         Sterling Bancorp                                                                80                   2,448
         Sterling Bancshares Inc.                                                     1,900                  36,442
         Sterling Financial Corp.(WA)                                                    90                   2,083
         Susquehanna Bancshares Inc.                                                  2,820                  57,387
         SY Bancorp Inc.                                                                 50                   1,700
         Texas Regional Bancshares "A"                                                1,190                  47,945
         Tompkins County Trustco Inc.                                                    40                   1,580
         Troy Financial Corp.                                                            80                   1,461
         Trust Company of New Jersey (The)                                            1,100                  37,400
         TrustCo Bank Corp.                                                           4,330                  57,805
         Trustmark Corp.                                                              4,100                  83,312
         UCBH Holdings Inc.                                                           1,220                  37,027
         UMB Financial Corp.                                                          1,200                  51,600
         Umpqua Holdings Corp.                                                          110                   1,409
         United Bancshares Inc.                                                       2,450                  65,660
         United Community Financial Corp.                                             2,340                  20,358
         United National Bancorp                                                      1,000                  22,680
         USB Holding Co. Inc.                                                           720                  10,980
         W Holding Co. Inc.                                                           2,100                  27,300
         Washington Federal Inc.                                                      3,980                  97,590
         Washington Trust Bancorp Inc.                                                   90                   1,981
         Webster Financial Corp.                                                      3,060                 100,307
         WesBanco Inc.                                                                1,320                  33,119
         West Coast Bancorp                                                             130                   1,647
         Westamerica Bancorp                                                          2,530                  99,302
         WestCorp Inc.                                                                  720                  15,264
         Whitney Holding Corp.                                                        1,620                  75,978
         Wintrust Financial Corp.                                                        70                   1,739
         -----------------------------------------------------------------------------------------------------------
                                                                                                          5,676,641
         -----------------------------------------------------------------------------------------------------------

         BEVERAGES--0.20%
         -----------------------------------------------------------------------------------------------------------
         Cadiz Inc.                                          +                        2,700                  24,867
         Coca-Cola Bottling Co.                                                         200                   7,870
         Constellation Brands Inc.                           +                        1,980                  81,180
         Robert Mondavi Corp. (The) "A"                      +                          520                  21,081
         Standard Commercial Corp.                                                       70                   1,230
         -----------------------------------------------------------------------------------------------------------
                                                                                                            136,228
         -----------------------------------------------------------------------------------------------------------

         BIOTECHNOLOGY--1.61%
         -----------------------------------------------------------------------------------------------------------
         ACLARA BioSciences Inc.                             +                          750                   5,820
         Alexion Pharmaceuticals Inc.                        +                        1,120                  26,880
         Arena Pharmaceuticals Inc.                          +                          110                   3,354
         Ariad Pharmaceuticals Inc.                          +                        1,800                   9,126
         Avant Immunotherapeutics Inc.                       +                        3,700                  20,905
         Aviron                                              +*                       1,620                  92,340
         Bio-Technology General Corp.                        +                        4,000                  52,400
         Cambrex Corp.                                                                1,800                  91,044
         Charles River Laboratories International Inc.       +                          290                  10,077
         Collateral Therapeutics Inc.                        +                          720                   4,320
         Cryolife Inc.                                       +                        1,100                  45,001
         CuraGen Corp.                                       +*                       2,070                  75,348
         Curis Inc.                                          +                          190                     918
         Cytogen Corp.                                       +                        4,760                  25,704
         deCODE genetics Inc.                                +*                         260                   3,201
         Deltagen Inc.                                       +                          200                   1,796


         Diversa Corp.                                       +                          580                  11,797
         Eden Bioscience Corp.                               +*                         110                   1,099
         EntreMed Inc.                                       +*                       1,300                  20,800
         Exelixis Inc.                                       +                          800                  15,176
         Genaissance Pharmaceuticals Inc.                    +                           90                   1,264
         Gene Logic Inc.                                     +                        1,900                  41,420
         Genencor International Inc.                         +                           50                     794
         Genome Therapeutics Corp.                           +                        1,800                  26,712
         Genomic Solutions Inc.                              +                        1,170                   5,674
         Genzyme Corp. - Biosurgery Division                 +                          260                   2,150
         Illumina Inc.                                       +                           70                     825
         Immunomedics Inc.                                   +                        2,240                  47,936
         Integra LifeSciences Holdings Corporation           +                           60                   1,299
         Invitrogen Corp.                                    +                        2,250                 125,190
         Isis Pharmaceuticals Inc.                           +*                       2,900                  35,931
         Kosan Biosciences Inc.                              +                           90                     693
         Large Scale Biology Corp.                           +                          150                   1,065
         Lexicon Genetics Inc.                               +                          800                  10,000
         Maxim Pharmaceuticals Inc.                          +*                       1,900                  11,989
         Maxygen Inc.                                        +                          770                  14,938
         Myriad Genetics Inc.                                +                        1,350                  85,482
         Nanogen Inc.                                        +                        1,200                   8,148
         Orchid Biosciences Inc.                             +                          190                   1,453
         Organogenesis Inc.                                  +                        2,700                  19,980
         Regeneron Pharmaceuticals Inc.                      +                        1,660                  57,519
         Rosetta Inpharmatics Inc.                           +                          120                   1,860
         Sangamo BioSciences Inc.                            +*                          70                   1,025
         Sequenom Inc.                                       +*                         790                  11,060
         Targeted Genetics Corp.                             +                        2,100                  13,650
         Telik Inc.                                          +                          120                   1,182
         Third Wave Technologies Inc.                        +                           60                     620
         Transgenomic Inc.                                   +                          100                   1,900
         Transkaryotic Therapies Inc.                        +                        1,400                  41,230
         Vidamed Inc.                                        +                          210                   1,270
         -----------------------------------------------------------------------------------------------------------
                                                                                                          1,091,365
         -----------------------------------------------------------------------------------------------------------

         BUILDING MATERIALS--0.87%
         -----------------------------------------------------------------------------------------------------------
         Advanced Lighting Technologies Inc.                 +                          900                   3,960
         Apogee Enterprises Inc.                                                        210                   2,623
         Butler Manufacturing Co.                                                        40                   1,000
         Centex Construction Products Inc.                                              400                  13,000
         CoorsTek Inc.                                       +                          230                   8,625
         Dal-Tile International Inc.                         +                        3,980                  73,829
         Elcor Corp.                                         *                        1,500                  30,375
         Florida Rock Industries Inc.                                                 1,300                  60,970
         Genlyte Group Inc. (The)                            +                          900                  27,819
         Integrated Electrical Services Inc.                 +                        3,000                  29,250
         Lennox International Inc.                                                    3,100                  33,945
         LSI Industries Inc.                                                             80                   1,871
         Lydall Inc.                                         +                          110                   1,320
         NCI Building Systems Inc.                           +                        1,400                  25,550
         Rayonier Inc.                                                                1,920                  89,184
         Simpson Manufacturing Co. Inc.                      +                          500                  30,250
         Texas Industries Inc.                                                        1,500                  51,585
         Trex Co. Inc.                                       +                          400                   7,700
         U.S. Aggregates Inc.                                                         1,080                   1,458
         USG Corp.                                                                      270                   1,139
         York International Corp.                                                     2,620                  91,752


         -----------------------------------------------------------------------------------------------------------
                                                                                                            587,205
         -----------------------------------------------------------------------------------------------------------

         CHEMICALS--2.49%
         -----------------------------------------------------------------------------------------------------------
         Airgas Inc.                                         +                        3,820                  45,458
         Albemarle Corp.                                                              1,760                  40,779
         Arch Chemicals Inc.                                                          1,430                  29,787
         Cabot Microelectronics Corp.                        +                        1,530                  94,860
         Calgon Carbon Corp.                                                          2,300                  18,055
         ChemFirst Inc.                                                                 900                  23,580
         Crompton Corp.                                                               8,300                  90,470
         Cytec Industries Inc.                               +                        2,700                 102,600
         Ferro Corp.                                                                  2,420                  52,780
         Fuller (H. B.) Co.                                                             920                  45,908
         Georgia Gulf Corp.                                                           2,400                  37,200
         Great Lakes Chemical Corp.                                                   2,700                  83,295
         Hercules Inc.                                                                  800                   9,040
         IMC Global Inc.                                                                730                   7,446
         International Specialty Products Inc.               +                        1,100                  11,660
         Liqui-Box Corp.                                                                200                   7,794
         Lubrizol Corp.                                                               3,240                 100,602
         MacDermid Inc.                                                               1,400                  25,200
         Millennium Chemicals Inc.                                                    4,520                  68,026
         Minerals Technologies Inc.                                                   1,400                  60,088
         Myers Industries Inc.                                                        1,300                  19,630
         NL Industries Inc.                                                           1,500                  20,775
         Octel Corp.                                         +                           80                   1,300
         Olin Corp.                                                                   2,670                  45,363
         OM Group Inc.                                                                1,700                  95,625
         Omnova Solutions Inc.                                                        2,340                  17,035
         PolyOne Corp.                                                                6,900                  71,829
         Quaker Chemical Corp.                                                           70                   1,330
         RPM Inc.                                                                     7,600                  69,920
         Schulman (A.) Inc.                                                           2,200                  29,700
         Solutia Inc.                                                                 6,750                  86,062
         Spartech Corp.                                                               1,200                  28,980
         Stepan Co.                                                                     300                   7,860
         Surmodics Inc.                                      +                          920                  54,096
         Symyx Technologies Inc.                             +                        1,530                  40,224
         Terra Industries Inc.                               +                          230                     897
         Uniroyal Technology Corp.                           +                        1,000                   8,500
         Valhi Inc.                                                                     500                   6,475
         Valspar Corp.                                                                2,430                  86,265
         Wellman Inc.                                                                 2,300                  41,170
         -----------------------------------------------------------------------------------------------------------
                                                                                                          1,687,664
         -----------------------------------------------------------------------------------------------------------

         COAL--0.06%
         -----------------------------------------------------------------------------------------------------------
         Consol Energy Inc.                                                           1,620                  40,986
         -----------------------------------------------------------------------------------------------------------
                                                                                                             40,986
         -----------------------------------------------------------------------------------------------------------

         COMMERCIAL SERVICES--3.93%
         -----------------------------------------------------------------------------------------------------------
         Aaron Rents Inc. "B"                                                         1,400                  23,800
         ABM Industries Inc.                                                          1,230                  45,817
         Actrade Financial Technologies Ltd.                 +*                          50                   1,182
         Administaff Inc.                                    +                        1,300                  33,800
         AnswerThink Consulting Group Inc.                   +                        2,580                  25,774
         Arbitron Inc.                                       +                          230                   5,543
         Atrix Laboratories Inc.                             +                          110                   2,607
         Aurora Biosciences Corp.                            +                        1,600                  49,600


         Bowne & Co. Inc.                                                             2,600                  29,900
         Bright Horizons Family Solutions Inc.               +                          900                  28,260
         Career Education Corp.                              +                        1,400                  83,860
         Caremark Rx Inc.                                    +                       14,940                 245,763
         CDI Corp.                                           +                          720                  12,233
         Central Parking Corp.                                                        1,040                  19,448
         Chemed Corp.                                                                   700                  25,298
         Coinstar Inc.                                       +                        1,500                  33,375
         Comdisco Inc.                                                                  640                     851
         Consolidated Graphics Inc.                          +                           70                   1,190
         Corinthian Colleges Inc.                            +                          630                  29,654
         Corporate Executive Board Co. (The)                 +                        1,530                  64,260
         CorVel Corp.                                        +                          400                  14,900
         CoStar Group Inc.                                   +                          900                  23,670
         CPI Corp.                                                                      400                   9,800
         DiamondCluster International Inc. "A"               +                        1,500                  19,095
         Edison Schools Inc.                                 +*                       1,260                  28,778
         Education Management Corp.                          +                        1,500                  60,075
         Electro Rent Corp.                                  +                        1,200                  19,572
         Encompass Service Corp.                             +                        4,980                  44,571
         Exult Inc.                                          +                          610                  10,400
         First Consulting Group Inc.                         +                        1,500                  10,800
         FTI Consulting Inc.                                 +                           60                   1,308
         FYI Inc.                                            +                          930                  38,130
         Gaiam Inc.                                          +*                         450                   6,390
         Gartner Group Inc. "A"                              +                        5,560                  61,160
         Heidrick & Struggles International Inc.             +                        1,400                  28,462
         Horizon Offshore Inc.                               +                          860                  11,610
         HotJobs.com Ltd.                                    +                        1,600                  14,400
         Insurance Auto Auctions Inc.                        +                          600                  10,200
         Interactive Data Corp.                                                       5,470                  49,230
         ITT Educational Services Inc.                       +                        1,080                  48,600
         Kaneb Services Inc.                                 +                          200                   1,466
         Kelly Services Inc. "A"                                                      1,340                  32,495
         Kendle International Inc.                           +                           70                   1,403
         kForce.com Inc.                                     +                        1,090                   7,085
         Korn/Ferry International                            +                        2,800                  43,400
         Landauer Inc.                                                                   70                   2,100
         Learning Tree International Inc.                    +                          800                  18,368
         Mail-Well Inc.                                      +                        3,000                  12,750
         MAXIMUS Inc.                                        +*                         820                  32,874
         McGrath Rentcorp                                                               500                  12,070
         MedQuist Inc.                                       +                        1,160                  34,429
         Midas Inc.                                                                   1,020                  12,954
         Modis Professional Services Inc.                    +                        6,900                  47,610
         Navigant Consulting Co.                             +                        2,600                  21,320
         NetRatings Inc.                                     +                          800                  11,520
         Neurogen Corp.                                      +                        1,000                  22,950
         On Assignment Inc.                                  +                        1,600                  28,800
         Pharmaceutical Product Development Inc.             +                        2,340                  71,393
         Pharmacopeia Inc.                                   +                        1,600                  38,400
         Plexus Corp.                                        +                        2,700                  89,100
         Pre-Paid Legal Services Inc.                        +*                       1,330                  29,260
         Profit Recovery Group International Inc. (The)      +                        3,300                  37,818
         ProsoftTraining.com                                 +                        1,530                   1,912
         Regis Corp.                                                                  2,540                  53,315
         Rent-A-Center Inc.                                  +*                       1,220                  64,172
         Rent-Way Inc.                                       +                        1,800                  19,620


         Resources Connection Inc.                           +                           50                   1,292
         Right Management Consultants Inc.                   +                           70                   1,827
         Rollins Inc.                                                                 1,300                  25,883
         Roper Industries Inc.                                                        2,120                  88,510
         Service Corp. International                         +*                      16,110                 102,460
         Sotheby's Holdings Inc. "A"                         +                        3,030                  48,874
         Source Information Management Co.                   +*                       1,890                  10,452
         Spherion Corporation                                +                        4,500                  40,275
         SPS Technologies Inc.                               +                          900                  42,660
         Stewart Enterprises Inc. "A"                                                 4,960                  36,208
         Strayer Education Inc.                                                         480                  23,400
         Sylvan Learning Systems Inc.                        +                        2,000                  48,600
         Teletech Holdings Inc.                              +*                         280                   2,517
         Trimeris Inc.                                       +                        1,100                  55,077
         United Rentals Inc.                                 +*                       2,560                  66,432
         University of Phoenix Online                        +                           40                   1,700
         URS Corp.                                           +                        1,100                  29,700
         Volt Information Sciences Inc.                      +                          700                  12,250
         Wackenhut Corrections Corp.                         +                           70                     917
         Wireless Facilities Inc.                            +                          120                     780
         -----------------------------------------------------------------------------------------------------------
                                                                                                          2,661,764
         -----------------------------------------------------------------------------------------------------------

         COMPUTER SYSTEMS--0.11%
         -----------------------------------------------------------------------------------------------------------
         Borland Software Corp.                              +*                       4,300                  67,080
         Metasolv Inc.                                       +                          730                   5,789
         -----------------------------------------------------------------------------------------------------------
                                                                                                             72,869
         -----------------------------------------------------------------------------------------------------------

         COMPUTERS--5.07%
         -----------------------------------------------------------------------------------------------------------
         Activision Inc.                                     +                          180                   7,065
         Adept Technology Inc.                               +                          720                   7,128
         Advanced Digital Information Corp.                  +*                       3,700                  64,010
         Advent Software Inc.                                +                        1,710                 108,585
         Agile Software Corp.                                +                          250                   4,250
         Analysts International Corp.                                                 1,500                   6,690
         ANSYS Inc.                                          +                           90                   1,685
         Art Technology Group Inc.                           +                          330                   1,914
         Ask Jeeves Inc.                                     +                        1,530                   2,907
         Aspen Technology Inc.                               +*                       2,200                  53,240
         Auspex Systems Inc.                                 +                          330                   2,356
         Avici Systems Inc.                                  +                          260                   2,228
         BARRA Inc.                                          +                        1,200                  46,980
         BindView Development Corp.                          +                        2,520                   5,317
         Black Box Corp.                                     +                        1,320                  88,915
         Braun Consulting Inc.                               +                        2,030                  16,341
         Brio Technology Inc.                                +                        1,130                   8,249
         Broadbase Software Inc.                             +                        3,060                   6,555
         Brooktrout Inc.                                     +                          990                   7,643
         BSQUARE Corp.                                       +                        1,100                  11,561
         CacheFlow Inc.                                      +                          250                   1,232
         CACI International Inc. "A"                         +                          620                  29,140
         Cambridge Technology Partners Inc.                  +                          330                   1,168
         Carreker Corp.                                      +                          830                  17,845
         Casino Data Systems                                 +                          140                   1,291
         CCC Information Services Group Inc.                 +                        1,900                  11,286
         Ciber Inc.                                          +                        3,900                  37,050
         Clarent Corp.                                       +                        1,920                  17,645
         Cognizant Technology Solutions Corp.                +                          420                  17,829
         Computer Network Technology Corp.                   +                        2,400                  25,464


         Concurrent Computer Corp.                           +                        4,100                  28,700
         Constellation 3D Inc.                               +                          110                     624
         Covansys Corporation                                +                        1,700                  19,210
         Crossroads Systems Inc.                             +                        1,170                   7,593
         Data Return Corp.                                   +                        1,170                   2,047
         Datastream Systems Inc.                             +                        1,200                   9,048
         Deltek Systems Inc.                                 +                        1,620                  11,534
         Dendrite International Inc.                         +                        2,350                  17,625
         Digex Inc.                                          +                          190                   2,470
         Digimarc Corp.                                      +                          800                  19,320
         Digital River Inc.                                  +                        1,600                   7,200
         Digitas Inc.                                        +                        1,100                   4,840
         Docent Inc.                                         +*                         120                   1,200
         Dot Hill Systems Corp.                              +                        2,070                   3,829
         DSP Group Inc.                                      +                        1,900                  40,755
         E.piphany Inc.                                      +*                         410                   4,166
         Echelon Corp.                                       +*                         200                   6,152
         Eclipsys Corp.                                      +                        2,930                  82,333
         eGain Communications Corp.                          +                        1,890                   5,084
         Electronics For Imaging Inc.                        +                          390                  11,505
         eLoyalty Corp.                                      +                        3,330                   3,330
         Engage Technologies Inc.                            +*                       1,080                     788
         Entrust Technologies Inc.                           +                          330                   2,340
         ePlus Inc.                                          +*                         720                   7,589
         Extended Systems Inc.                               +                          540                   3,737
         F5 Networks Inc.                                    +*                       1,480                  26,004
         FactSet Research Systems Inc.                                                1,400                  49,980
         Fair Isaac and Co. Inc.                                                      1,200                  74,184
         FileNET Corp.                                       +                        2,600                  38,480
         Frontline Capital Group Inc.                        +                        2,000                   3,000
         GoTo.com Inc.                                       +                        1,950                  37,927
         HNC Software Inc.                                   +                        2,340                  45,630
         Hypercom Corp.                                      +                        2,430                  11,664
         Hyperion Solutions Corp.                            +                        2,400                  36,000
         IDX Systems Corp.                                   +*                       1,140                  13,691
         iGate Capital Corp.                                 +                        2,160                  10,778
         Immersion Corp.                                     +                        1,080                   7,560
         IMRglobal Corp.                                     +                          610                   6,667
         Infocus Corp.                                       +                        2,820                  57,500
         Integral Systems Inc.                               +                           50                   1,206
         Integrated Measurement Systems                      +                           40                     878
         InterCept Group Inc. (The)                          +                          520                  19,760
         Intergraph Corp.                                    +                        3,500                  53,900
         Interliant Inc.                                     +                        4,140                   2,277
         Internap Network Services Corp.                     +                          560                   1,831
         Intertrust Technologies Corp.                       +                        5,600                   6,720
         Interwoven Inc.                                     +                        4,770                  80,613
         Intranet Solutions Inc.                             +*                       1,320                  50,226
         Intrusion.com Inc.                                  +                          990                   3,455
         Iomega Corp.                                        +                       18,700                  44,693
         ITXC Corp.                                          +                          730                   5,110
         Jupiter Media Metrix Inc.                           +                        1,260                   1,625
         Kana Communications Inc.                            +                          490                   1,000
         Keynote Systems Inc.                                +                        1,420                  15,549
         Kronos Inc.                                         +                          900                  36,855
         Lantronix Inc.                                      +                           80                     824
         Level 8 Systems Inc.                                +                        1,170                   5,534
         Liberate Technologies Inc.                          +                          460                   5,037


         LookSmart Ltd.                                      +                        2,610                   2,740
         Manhattan Associates Inc.                           +                          300                  11,925
         MapInfo Corp.                                       +                        1,000                  22,000
         Marimba Inc.                                        +                        1,080                   2,279
         Maxtor Corp.                                        +                       11,716                  61,509
         McAfee.com Corp.                                    +                        1,200                  14,736
         MCSi Inc.                                           +*                         800                  12,120
         Mentor Graphics Corp.                               +                        4,140                  72,450
         META Group Inc.                                     +                        1,260                   3,251
         Micron Electronics Inc.                             +                        2,300                   3,657
         Micros Systems Inc.                                 +                        1,300                  28,600
         Microstrategy Inc.                                  +*                       2,100                   5,880
         Midway Games Inc.                                   +*                       2,500                  46,250
         MSC.Software Corp.                                  +                          110                   2,062
         MTI Technology Corp.                                +                        1,890                   3,856
         MTS Systems Corp.                                                              150                   2,068
         Multex.com Inc.                                     +                        1,460                  23,725
         Neotopia Inc.                                       +                        1,440                   8,842
         Netegrity Inc.                                      +                        1,940                  58,200
         NetScout Systems Inc.                               +                          970                   6,305
         NetSolve Inc.                                       +                          990                  12,365
         Network Equipment Technologies Inc.                 +                        1,350                   4,320
         Network Peripherals Inc.                            +                          920                  10,764
         Novadigm Inc.                                       +                          900                  10,125
         Nuance Communications Inc.                          +                          690                  12,434
         NYFIX Inc.                                          +                        1,520                  48,564
         ONYX Software Corp.                                 +                        1,800                  14,400
         Packeteer Inc.                                      +                        1,500                  18,795
         PC-Tel Inc.                                         +                        1,200                  11,052
         PEC Solutions Inc.                                  +                          600                  13,260
         Pegasus Solutions Inc.                              +                        1,800                  20,790
         Pemstar Inc.                                        +                          180                   2,642
         Performance Technologies Inc.                       +                           80                   1,200
         Perot Systems Corp. "A"                             +                        4,630                  83,803
         Phoenix Technologies Ltd.                           +                        1,800                  26,280
         Planar Systems Inc.                                 +                          100                   2,590
         Portal Software Inc.                                +                          780                   3,221
         Preview Systems Inc.                                +                        2,250                   7,762
         PRI Automation Inc.                                 +*                       1,720                  31,863
         Primus Knowledge Solutions Inc.                     +                          810                   4,852
         ProBusiness Services Inc.                           +                        1,120                  29,736
         Procom Technology Inc.                              +*                         810                   7,314
         Progress Software Corp.                             +                        2,330                  37,746
         QRS Corp.                                           +                        1,260                  20,916
         Radiant Systems Inc.                                +                        1,220                  19,666
         Rainbow Technologies Inc.                           +                        1,520                   8,497
         Read-Rite Corp.                                     +                          850                   4,462
         Red Hat Inc.                                        +                          570                   2,280
         Retek Inc.                                          +                        3,150                 151,011
         Safeguard Scientifics Inc.                          +                          860                   4,420
         Sanchez Computer Associates Inc.                    +                          900                  11,925
         Scansource Inc.                                     +                           50                   2,371
         SCM Microsystems Inc.                               +*                       1,300                  13,520
         Secure Computing Corp.                              +                        2,020                  31,734
         Silicon Graphics Inc.                               +                       13,300                  18,487
         Silicon Storage Technology Inc.                     +                          540                   5,470
         SilverStream Software Inc.                          +                        1,300                   9,165
         SmartServ Online Inc.                               +                          450                   4,162


         SONICblue Inc.                                      +                        6,700                  22,110
         SonicWALL Inc.                                      +*                       2,020                  50,924
         SportsLine.com Inc.                                 +                        1,530                   3,519
         SPSS Inc.                                           +                          720                  11,383
         Storage Technology Corp.                            +                        6,120                  84,211
         Stratos Lightwave Inc.                              +                        3,790                  49,270
         Switchboard Inc.                                    +                          720                   4,248
         Sykes Enterprises Inc.                              +                        1,700                  18,700
         Syntel Inc.                                         +                        1,300                  10,010
         Systems & Computer Technology Corp.                 +                        2,200                  19,910
         Take-Two Interactive Software Inc.                  +*                       2,100                  38,955
         Tanning Technology Corp.                            +                        2,160                  10,476
         THQ Inc.                                            +                        1,500                  73,875
         3D Systems Corp.                                    +                           60                   1,020
         Transaction Systems Architects Inc. "A"             +                        2,600                  40,300
         Travelocity.com Inc.                                +                          990                  30,393
         Tricord Systems Inc.                                +                        1,170                   3,171
         TTM Technologies Inc.                               +                           80                     704
         Tumbleweed Communications Corp.                     +                          540                   2,047
         Turnstone Systems Inc.                              +                          120                     840
         Unigraphics Solutions Inc.                          +                          320                  10,160
         Vasco Data Security International Inc.              +                        1,530                   4,972
         Verity Inc.                                         +                        2,160                  43,092
         Vertex Interactive Inc.                             +                          990                   2,000
         Vialink Co. (The)                                   +                        1,260                   2,016
         Viant Corp.                                         +                        2,430                   4,544
         Visual Networks Inc.                                +                        2,100                  18,375
         Vitria Technology Inc.                              +                          430                   1,479
         Vysis Inc.                                          +                           80                   2,016
         WatchGuard Technologies Inc.                        +                          920                   9,430
         Wave Systems Corp. "A"                              +                        4,000                  21,480
         Western Digital Corp.                               +                       11,150                  44,600
         Xybernaut Corp.                                     +                          290                   1,392
         -----------------------------------------------------------------------------------------------------------
                                                                                                          3,430,787
         -----------------------------------------------------------------------------------------------------------

         COSMETICS / PERSONAL CARE--0.19%
         -----------------------------------------------------------------------------------------------------------
         Alberto-Culver Co. "B"                              *                        2,250                  94,590
         Carter-Wallace Inc.                                                          1,510                  29,218
         Elizabeth Arden Inc.                                +                           60                   1,465
         -----------------------------------------------------------------------------------------------------------
                                                                                                            125,273
         -----------------------------------------------------------------------------------------------------------

         DISTRIBUTION / WHOLESALE--0.45%
         -----------------------------------------------------------------------------------------------------------
         Advanced Marketing Services Inc.                                               750                  15,637
         Aviall Inc.                                         +                          130                   1,426
         Bell Microproducts Inc.                             +                          110                   1,316
         Brightpoint Inc.                                    +                        4,600                  13,340
         Building Materials Holdings Corp.                   +                          100                   1,521
         Daisytek International Corp.                        +                          110                   1,732
         Handleman Co.                                       +                        2,200                  36,850
         Hughes Supply Inc.                                                           1,700                  40,205
         Keystone Automotive Industries Inc.                 +                          100                   1,195
         Owens & Minor Inc.                                                           2,400                  45,600
         SCP Pool Corp.                                      +                          940                  32,374
         United Stationers Inc.                              +                        2,320                  73,219
         Watsco Inc.                                                                  1,600                  22,560
         WESCO International Inc.                            +                        1,750                  15,925
         -----------------------------------------------------------------------------------------------------------
                                                                                                            302,900
         -----------------------------------------------------------------------------------------------------------

         DIVERSIFIED FINANCIAL SERVICES--2.82%
         -----------------------------------------------------------------------------------------------------------
         Acacia Research Corp.                               +                        1,300                  20,800
         Advanta Corp. "A"                                   +*                       2,000                  32,000
         Affiliated Managers Group Inc.                      +*                       1,600                  98,400
         Alleghany Corp.                                     +                          300                  60,900
         Allied Capital Corp.                                                         5,490                 127,093
         American Capital Strategies Ltd.                                             1,640                  46,018
         AmeriCredit Corp.                                   +                        5,040                 261,828
         Ampal-American Israel Corp. "A"                     +                        1,530                   9,256
         BlackRock Inc.                                      +                        1,170                  40,119
         Capital Southwest Corp.                                                         30                   1,906
         Capitol Federal Financial                                                    2,400                  46,392
         Century Business Services Inc.                      +                          530                   2,862
         Charter Municipal Mortgage Acceptance Corp.                                  1,620                  25,839
         CompuCredit Corp.                                   +*                       1,000                  11,050
         Credit Acceptance Corp.                             +                        1,100                   8,470
         Digital Insight Corp.                               +*                       1,600                  35,360
         Doral Financial Corp.                                                        2,400                  82,320
         DVI Inc.                                            +                          800                  14,080
         Eaton Vance Corp.                                                            3,600                 125,280
         Farmer Mac                                          +                           80                   2,558
         Financial Federal Corp.                             +                          820                  23,739
         Forrester Research Inc.                             +                          830                  18,750
         Friedman Billings Ramsey Group Inc. "A"             +                        1,900                  13,300
         Gabelli Asset Management Inc. "A"                   +                          500                  20,575
         Investment Technology Group Inc.                    +                        1,800                  90,522
         Jeffries Group Inc.                                                          1,800                  58,320
         John Nuveen Co. "A"                                                            360                  20,394
         Labranche & Co. Inc.                                +                        2,430                  70,470
         Memberworks Inc.                                    +                          800                  18,512
         Metris Companies Inc.                                                        3,960                 133,492
         National Processing Inc.                            +                          400                  11,200
         NCO Group Inc.                                      +                        1,430                  44,230
         NextCard Inc.                                       +                        2,500                  27,625
         Professional Detailing Inc.                         +*                         330                  30,360
         Raymond James Financial Inc.                                                 2,920                  89,352
         Resource America Inc. "A"                                                      120                   1,572
         S1 Corp.                                            +                          380                   5,320
         Seacoast Financial Services Corp.                                            2,000                  32,500
         Southwest Securities Group Inc.                     *                        1,200                  24,840
         Startek Inc.                                        +                          500                  11,300
         Student Loan Corp.                                                             330                  23,017
         Tucker Anthony Sutro Corporation                                             1,350                  29,700
         Wackenhut Corp. "A"                                 +                          900                  15,525
         WFS Financial Inc.                                  +                          800                  24,600
         Wit Soundview Group Inc.                            +                        7,640                  13,981
         -----------------------------------------------------------------------------------------------------------
                                                                                                          1,905,727
         -----------------------------------------------------------------------------------------------------------

         ELECTRIC--2.73%
         -----------------------------------------------------------------------------------------------------------
         ALLETE                                                                       4,680                 105,300
         Avista Corp.                                                                 3,600                  71,928
         Bangor Hydro-Electric Co.                                                       70                   1,861
         Black Hills Corp.                                                            1,600                  64,368
         Central Vermont Public Service Corporation                                     100                   1,891
         CH Energy Group Inc.                                                         1,200                  52,740
         Cleco Corp.                                                                  2,970                  67,567
         Conectiv Inc.                                                                5,670                 122,472
         Covanta Energy Corporation                          +                        3,700                  68,302


         DQE Inc.                                                                       460                  10,350
         El Paso Electric Co.                                +                        3,800                  60,762
         EMCOR Group Inc.                                    +                          600                  21,690
         Empire District Electric Co. (The)                                           1,230                  25,449
         Hawaiian Electric Industries Inc.                                            2,240                  85,568
         IDACorp Inc.                                                                 2,630                  91,734
         Kansas City Power & Light Co.                                                3,870                  95,008
         Madison Gas & Electric Co.                                                   1,100                  30,580
         MDU Resources Group Inc.                                                     4,140                 130,990
         Montana Power Co.                                                              770                   8,932
         NewPower Holdings Inc.                              +                          190                   1,710
         NorthWestern Corp.                                                           1,630                  36,512
         OGE Energy Corp.                                                             4,950                 111,919
         Otter Tail Power Co.                                                         1,600                  44,400
         Plug Power Inc.                                     +                           80                   1,722
         Public Service Company of New Mexico                *                        2,530                  81,213
         RGS Energy Group Inc.                                                        2,420                  90,750
         Sierra Pacific Resources Corp.                                               5,700                  91,143
         UIL Holdings Corporation                                                     1,000                  48,590
         UniSource Energy Corp.                                                       2,240                  51,453
         Western Resources Inc.                                                       4,680                 100,620
         WPS Resources Corp.                                                          2,000                  70,500
         -----------------------------------------------------------------------------------------------------------
                                                                                                          1,848,024
         -----------------------------------------------------------------------------------------------------------

         ELECTRICAL COMPONENTS & EQUIPMENT--0.14%
         -----------------------------------------------------------------------------------------------------------
         Active Power Inc.                                   +                          220                   3,670
         Advanced Energy Industries Inc.                     +                          960                  39,619
         Medis Technologies Ltd.                             +*                          60                     660
         Proton Energy Systems Inc.                          +                          140                   1,680
         Superconductor Technologies Inc.                    +*                       1,170                   7,020
         UCAR International Inc.                             +                        3,400                  40,630
         Wilson Greatbatch Technologies Inc.                 +                          150                   4,350
         -----------------------------------------------------------------------------------------------------------
                                                                                                             97,629
         -----------------------------------------------------------------------------------------------------------

         ELECTRONICS--4.59%
         -----------------------------------------------------------------------------------------------------------
         Act Manufacturing Inc.                              +*                         900                   9,846
         Actel Corp.                                         +                        1,440                  35,352
         ADE Corp.                                           +                          600                  11,400
         Aeroflex Inc.                                       +                        4,300                  45,150
         Alpha Industries Inc.                               +                          340                  10,047
         American Superconductor Corp.                       +                        1,400                  36,120
         American Technical Ceramics Corp.                   +                          720                   7,063
         AMETEK Inc.                                                                  2,300                  70,265
         Analogic Corp.                                                                 420                  19,131
         Artesyn Technologies Inc.                           +                        2,320                  29,928
         Astropower Inc.                                     +*                          90                   4,693
         ATMI Inc.                                           +                        1,760                  52,800
         Barnes Group Inc.                                                            1,200                  29,640
         Bel Fuse Inc. "B"                                                              600                  19,950
         Belden Inc.                                                                  1,720                  46,010
         Benchmark Electronics Inc.                          +                        1,400                  34,104
         BMC Industries Inc.                                                            180                   1,080
         Brady Corp. "A"                                                              1,200                  43,356
         C&D Technologies Inc.                                                        1,900                  58,900
         Cable Design Technologies Corp.                     +                        3,260                  52,682
         California Amplifier Inc.                           +                        1,100                   4,455
         Caliper Technologies Corp.                          +                          490                  10,314


         Checkpoint Systems Inc.                             +*                       2,230                  39,694
         Coherent Inc.                                       +                        2,000                  72,340
         Concord Camera Corp.                                +                        1,700                  10,030
         CTS Corp.                                                                    2,020                  41,410
         Cubic Corp.                                                                    400                  12,500
         Cymer Inc.                                          +                        2,200                  55,638
         Daktronics Inc.                                     +                          100                   1,539
         DDi Corp.                                           +                        1,160                  23,200
         Dionex Corp.                                        +                        1,520                  50,540
         DRS Technologies Inc.                               +                           50                   1,149
         DuPont Photomasks Inc.                              +                          450                  21,712
         EDO Corp.                                           *                          100                   1,595
         Electro Scientific Industries Inc.                  +                        1,920                  73,152
         Energy Conversion Devices Inc.                      +                        1,100                  30,800
         ESS Technology Inc.                                 +                        2,000                  14,000
         Exar Corp.                                          +                        2,730                  53,945
         Excel Technology Inc.                               +                          800                  17,664
         FEI Co.                                             +                        1,000                  41,000
         Fisher Scientific International Inc.                +                        2,990                  86,710
         FSI International Inc.                              +                        2,100                  26,460
         FuelCell Energy Inc.                                +*                       1,640                  37,868
         General Cable Corp.                                                          2,330                  43,221
         Genrad Inc.                                         +                        2,100                  12,600
         GlobeSpan Inc.                                      +                          200                   2,920
         Helix Technology Corp.                                                       1,700                  51,816
         HI/FN Inc.                                          +                          620                   9,381
         Hutchinson Technology Inc.                          +                        1,900                  36,195
         Ibis Technology Corp.                               +                          630                   6,949
         II-VI Inc.                                          +                          630                  11,025
         Interlink Electronics Inc.                          +                          540                   4,379
         Interlogix Inc.                                     +                        1,420                  51,830
         JNI Corp.                                           +                          600                   8,400
         Keithley Instruments Inc.                                                      640                  13,632
         Littelfuse Inc.                                     +                        1,400                  37,506
         Mattson Technology Inc.                             +                        1,400                  24,472
         Maxwell Technologies Inc.                           +                           80                   1,784
         Meade Instruments Corp.                             +                        1,260                   8,480
         Mechanical Technology Inc.                          +                        1,600                  11,536
         Mercury Computer Systems Inc.                       +                        1,500                  66,150
         Merix Corp.                                         +                          100                   1,749
         Methode Electronics Inc. "A"                                                 2,700                  23,220
         Mettler Toledo International Inc.                   +                        2,520                 106,974
         Microsemi Corp.                                     +                          800                  56,800
         MIPS Technologies Inc. "A"                          +                        2,830                  48,959
         MKS Instruments Inc.                                +                          986                  28,397
         Molecular Devices Corp.                             +                        1,200                  24,060
         Moog Inc. "A"                                       +                          600                  23,370
         Nanometrics Inc.                                    +                          340                   9,346
         Nu Horizons Electronics Corp.                       +                          130                   1,235
         Oak Technology Inc.                                 +                        3,280                  34,735
         Packard BioScience Company                          +                        1,100                   9,130
         Park Electrochemical Corp.                                                   1,100                  29,040
         Photon Dynamics Inc.                                +                          900                  24,300
         Photronics Inc.                                     +                        1,830                  46,958
         Pioneer-Standard Electronics Inc.                                            2,400                  30,720
         PLX Technology Inc.                                 +                        1,030                   8,745
         Power Integrations Inc.                             +                        2,000                  31,200
         QuickLogic Corp.                                    +                        1,350                   8,127


         Rayovac Corp.                                       +                        2,100                  44,730
         Recoton Corp.                                       +                           80                   1,386
         REMEC Inc.                                          +                        2,770                  34,348
         Research Frontiers Inc.                             +*                         620                  16,740
         Richardson Electronics Ltd.                                                     70                     980
         Robotic Vision Systems Inc.                         +                        2,070                   3,415
         Rogers Corp.                                        +                        1,020                  27,030
         Rudolph Technologies Inc.                           +                          400                  18,800
         Sage Inc.                                           +                           80                   1,240
         Sawtek Inc.                                         +                          310                   7,294
         SBS Technologies Inc.                               +                          900                  17,028
         Sensormatic Electronics Corp.                       +                        5,290                  89,930
         Silicon Image Inc.                                  +                        2,640                  13,200
         Siliconix Inc.                                      +                           50                   1,582
         SIPEX Corp.                                         +                        1,900                  28,671
         SLI Inc.                                                                     1,700                  14,025
         Spectra-Physics Lasers Inc.                         +                          500                  11,570
         Stoneridge Inc.                                     +                          800                   8,600
         Supertex Inc.                                       +                          530                   6,540
         Technitrol Inc.                                                              1,740                  45,240
         Therma-Wave Inc.                                    +                          820                  15,637
         Thomas & Betts Corp.                                                           450                   9,931
         Three-Five Systems Inc.                             +                        1,600                  28,768
         Trimble Navigation Ltd.                             +                        1,630                  31,769
         Triumph Group Inc.                                  +                        1,100                  53,900
         Universal Display Corp.                             +                        1,000                  19,600
         Universal Electronics Inc.                          +                        1,100                  19,800
         Valence Technology Inc.                             +*                       2,300                  14,789
         Varian Inc.                                         +                        2,330                  75,259
         Viasystems Group Inc.                               +                        3,410                  10,264
         Vicor Corp.                                         +                        1,400                  22,820
         Virata Corp.                                        +                          390                   4,621
         Watts Industries Inc. "A"                                                    1,300                  22,035
         Woodhead Industries Inc.                                                       700                  11,900
         Xicor Inc.                                          +                          170                   1,882
         X-Rite Inc.                                                                  1,100                   9,724
         Zoran Corp.                                         +                        1,300                  38,636
         Zygo Corp.                                          +                        1,100                  24,475
         -----------------------------------------------------------------------------------------------------------
                                                                                                          3,102,732
         -----------------------------------------------------------------------------------------------------------

         ENERGY & RELATED--0.04%
         -----------------------------------------------------------------------------------------------------------
         H Power Corp.                                       +                          180                   1,748
         Headwaters Inc.                                     +                          140                   2,240
         KCS Energy Inc.                                     +                          200                   1,320
         Millennium Cell Inc.                                +                           80                     844
         Syntroleum Corp.                                    +                        2,480                  22,543
         -----------------------------------------------------------------------------------------------------------
                                                                                                             28,695
         -----------------------------------------------------------------------------------------------------------

         ENGINEERING & CONSTRUCTION--0.23%
         -----------------------------------------------------------------------------------------------------------
         Crossmann Communities Inc.                                                     500                  19,845
         Granite Construction Inc.                                                    1,930                  49,061
         Jacobs Engineering Group Inc.                       +                        1,350                  88,060
         -----------------------------------------------------------------------------------------------------------
                                                                                                            156,966
         -----------------------------------------------------------------------------------------------------------

         ENTERTAINMENT--0.67%
         -----------------------------------------------------------------------------------------------------------
         AMC Entertainment Inc.                              +                          100                   1,300
         Anchor Gaming                                       +                          650                  42,003
         Argosy Gaming Co.                                   +                        1,520                  42,195


         Championship Auto Racing Teams Inc.                 +                          730                  11,680
         Cheap Tickets Inc.                                  +*                         700                  10,570
         Churchill Downs Inc.                                                           900                  22,572
         Dover Downs Entertainment Inc.                                                 830                  12,782
         Expedia Inc. "A"                                    +*                         630                  29,358
         4Kids Entertainment Inc.                            +*                         630                  12,064
         Gaylord Entertainment Co. "A"                       +                        1,150                  33,120
         GTECH Holdings Corp.                                +                        2,100                  74,571
         Hollywood Entertainment Corp.                       +                          250                   2,115
         Isle of Capris Casinos Inc.                         +                        2,100                  19,740
         Martha Stewart Living Inc. "A"                      +*                         800                  18,480
         MTR Gaming Group Inc.                               +                          150                   2,025
         Penn National Gaming Inc.                           +                          500                  12,700
         Pinnacle Entertainment Inc.                         +                        1,400                  10,290
         Scientific Games Corp. "A"                          +                          200                   1,178
         Shuffle Master Inc.                                 +                          120                   2,520
         Speedway Motorsports Inc.                           +                        1,100                  27,731
         Steinway Musical Instruments Inc.                   +                           60                   1,059
         Trendwest Resorts Inc.                              +*                         360                   8,424
         Vail Resorts Inc.                                   +                        1,200                  22,800
         World Wrestling Federation Entertainment Inc.       +                          820                  11,316
         Zomax Inc.                                          +                        2,500                  22,275
         -----------------------------------------------------------------------------------------------------------
                                                                                                            454,868
         -----------------------------------------------------------------------------------------------------------

         ENTERTAINMENT & LEISURE--0.00%
         -----------------------------------------------------------------------------------------------------------
         Alliance Gaming Corp.                               +                           60                   2,356
         -----------------------------------------------------------------------------------------------------------
                                                                                                              2,356
         -----------------------------------------------------------------------------------------------------------

         ENVIRONMENTAL CONTROL--0.37%
         -----------------------------------------------------------------------------------------------------------
         Casella Waste Systems Inc. "A"                      +                        1,300                  16,250
         Catalytica Energy Systems Inc.                      +                           90                   1,953
         Ionics Inc.                                         +                        1,200                  37,800
         Mine Safety Appliances Co.                                                     700                  22,890
         Stericycle Inc.                                     +                        1,000                  46,950
         Tetra Tech Inc.                                     +                        2,540                  69,088
         TRC Companies Inc.                                  +                           40                   1,607
         Waste Connections Inc.                              +                        1,420                  51,120
         -----------------------------------------------------------------------------------------------------------
                                                                                                            247,658
         -----------------------------------------------------------------------------------------------------------

         FOOD--2.78%
         -----------------------------------------------------------------------------------------------------------
         American Italian Pasta Co. "A"                      +                        1,300                  60,320
         Applebee's International Inc.                                                2,295                  45,923
         Buca Inc.                                           +                          440                   9,570
         CEC Entertainment Inc.                              +                        1,710                  84,388
         Cheesecake Factory (The)                            +                        2,895                  81,928
         Corn Products International Inc.                                             2,500                  80,000
         Dean Foods Co.                                                               2,500                 100,500
         Del Monte Foods Co.                                 +                        3,800                  31,844
         Dole Food Co.                                                                3,300                  62,865
         Dreyer's Grand Ice Cream Inc.                                                1,100                  30,690
         Earthgrains Company (The)                                                    3,020                  78,520
         Fleming Companies Inc.                                                       2,900                 103,530
         Flowers Foods Inc.                                  +                          140                   4,389
         Great Atlantic & Pacific Tea Co.                                             1,900                  28,120
         Green Mountain Coffee Inc.                          +                           40                   1,195
         Hain Celestial Group Inc.                           +                        2,400                  52,800
         IHOP Corp.                                          +                        1,400                  37,590
         Ingles Markets Inc. "A"                                                      1,500                  18,450


         International Multifoods Corp.                                               1,240                  25,730
         Interstate Bakeries Corp.                                                    2,100                  33,600
         Jack in the Box Inc.                                +                        2,700                  70,470
         Lance Inc.                                                                   1,800                  24,300
         Landry's Seafood Restaurants Inc.                                            1,800                  30,600
         Nash Finch Co.                                                                  90                   2,124
         P.F. Chang's China Bistro Inc.                      +*                         450                  17,055
         Panera Bread Co. "A"                                +                          100                   3,157
         Papa John's International Inc.                      +*                       1,100                  27,885
         Pathmark Stores Inc.                                +                          230                   5,658
         Performance Food Group Co.                          +                        2,160                  65,297
         Pilgrim's Pride Corp. "B"                                                    1,300                  16,315
         Ralcorp Holdings Inc.                               +                        2,020                  37,855
         Rare Hospitality International Inc.                 +                        1,330                  30,058
         Riviana Foods Inc.                                                             300                   5,445
         Ruddick Corp.                                                                2,200                  37,290
         Sensient Technologies Corp.                                                  3,160                  64,843
         Smithfield Foods Inc.                               +                        3,420                 137,826
         Smucker (J.M) Company (The)                                                  1,500                  39,000
         Sonic Corp.                                         +                        1,900                  60,287
         Spartan Stores Inc.                                 +                          150                   2,409
         Suiza Foods Corp.                                   +                        1,900                 100,890
         Tejon Ranch Co.                                     +                          400                  10,900
         United Natural Foods Inc.                           +                          540                  11,313
         Weis Markets Inc.                                                               90                   3,173
         Whole Foods Market Inc.                             +                        3,420                  92,682
         Wild Oats Markets Inc.                              +                        1,500                  15,615
         -----------------------------------------------------------------------------------------------------------
                                                                                                          1,884,399
         -----------------------------------------------------------------------------------------------------------

         FOREST PRODUCTS & PAPER--0.61%
         -----------------------------------------------------------------------------------------------------------
         American Woodmark Corp.                                                         40                   1,537
         Buckeye Technologies Inc.                           +                        2,100                  30,240
         Caraustar Industries Inc.                                                    2,200                  20,240
         Chesapeake Corp.                                                             1,000                  24,750
         Deltic Timber Corp.                                                            800                  23,040
         Glatfelter (P.H.) Co.                                                        2,110                  30,089
         Louisiana-Pacific Corp.                                                      7,900                  92,667
         Pope & Talbot Inc.                                                           1,100                  14,201
         Potlatch Corp.                                                               2,000                  68,820
         Rock-Tenn Company "A"                                                        1,600                  19,600
         Schweitzer-Mauduit International Inc.                                          920                  21,712
         Universal Forest Products Inc.                                                 700                  15,750
         Wausau-Mosinee Paper Corp.                                                   3,700                  47,693
         -----------------------------------------------------------------------------------------------------------
                                                                                                            410,339
         -----------------------------------------------------------------------------------------------------------

         GAS--0.75%
         -----------------------------------------------------------------------------------------------------------
         AGL Resources Inc.                                                           3,830                  90,962
         NUI Corp.                                                                    1,000                  23,080
         ONEOK Inc.                                                                   4,200                  82,740
         Peoples Energy Corp.                                                         2,430                  97,686
         Southwestern Energy Company                         +                        2,100                  25,725
         Vectren Corporation                                                          4,550                  94,185
         WGL Holdings Inc.                                                            3,330                  90,276
         -----------------------------------------------------------------------------------------------------------
                                                                                                            504,654
         -----------------------------------------------------------------------------------------------------------

         HAND / MACHINE TOOLS--0.43%
         -----------------------------------------------------------------------------------------------------------
         Baldor Electric Co.                                                          1,700                  36,329
         Franklin Electric Co. Inc.                                                     200                  15,180


         Kennametal Inc.                                                              2,200                  81,180
         Milacron Inc.                                                                2,400                  37,608
         Powell Industries Inc.                              +                           40                   1,200
         Regal-Beloit Corp.                                                           1,500                  31,380
         Snap-On Inc.                                                                 3,600                  86,976
         -----------------------------------------------------------------------------------------------------------
                                                                                                            289,853
         -----------------------------------------------------------------------------------------------------------

         HEALTH CARE--6.62%
         -----------------------------------------------------------------------------------------------------------
         ABIOMED Inc.                                        +*                       1,100                  25,938
         Accredo Health Inc.                                 +                        1,360                  50,578
         Advanced Tissue Sciences Inc.                       +                        5,600                  28,000
         Aksys Ltd.                                          +                          120                   1,247
         Albany Molecular Research Inc.                      +                        1,300                  49,413
         American HealthCorp. Inc.                           +                           60                   2,311
         American Medical Systems Holdings Inc.              +                          150                   2,302
         AmeriPath Inc.                                      +                        1,630                  47,759
         Amsurg Inc. "A"                                     +                          130                   3,841
         Apria Healthcare Group Inc.                         +                        2,920                  84,242
         Aradigm Corp.                                       +                        1,400                   9,800
         Arrow International Inc.                                                       800                  30,720
         Arthocare Corp.                                     +*                       1,500                  39,225
         Aspect Medical Systems Inc.                         +                          530                   8,215
         ATS Medical Inc.                                    +                        1,700                  25,602
         Avigen Inc.                                         +*                       1,200                  25,800
         Bacou USA Inc.                                      +                          300                   8,454
         Bei Technologies Inc.                                                           80                   2,161
         Beverly Enterprises Inc.                            +                        7,530                  80,571
         BioMarin Pharmaceutical Inc.                        +                        1,600                  21,136
         Bio-Rad Laboratories Inc. "A"                       +                          600                  29,880
         Biosite Diagnostics Inc.                            +*                       1,000                  44,800
         BriteSmile Inc.                                     +                           70                     736
         Bruker Daltonics Inc.                               +                           70                   1,055
         CardioDynamics International Corp.                  +                        1,900                  10,203
         Cerner Corp.                                        +                        1,620                  68,040
         Cerus Corp.                                         +                          700                  50,799
         Closure Medical Corp.                               +                          400                   9,188
         Computerized Thermal Imaging Inc.                   +                          470                   1,880
         Conmed Corp.                                        +                        1,000                  26,050
         Cooper Companies Inc.                                                        1,000                  51,400
         Covance Inc.                                        +                        4,320                  97,848
         Coventry Health Care Inc.                           +                        4,400                  88,880
         Cyber-Care Inc.                                     +                          280                     350
         Cyberonics Inc.                                     +                        1,200                  20,280
         Cyberoptics Corp.                                   +                          450                   5,490
         Cygnus Inc.                                         +                        2,100                  21,525
         Datascope Corp.                                                                820                  37,794
         DaVita Inc.                                         +                        4,860                  98,804
         Diagnostic Products Corp.                                                    1,600                  53,120
         Diametrics Medical Inc.                             +                        1,440                   4,032
         Dianon Systems Inc.                                 +*                          50                   2,275
         Edwards Lifesciences Corp.                          +                        4,330                 114,139
         Endocare Inc.                                       +                        1,000                  15,990
         Enzo Biochem Inc.                                   +*                       1,680                  57,624
         Enzon Inc.                                          +*                       2,700                 168,750
         Flir Systems Inc.                                   +                           90                   2,253
         Genelabs Technologies Inc.                          +                          280                     577
         Gentiva Health Services Inc.                        +                        1,530                  27,540
         Haemonetics Corp.                                   +                        1,800                  54,900


         Health Net Inc.                                     +                        6,660                 115,884
         Hooper Holmes Inc.                                                           4,700                  48,175
         Humana Inc.                                         +                       10,530                 103,720
         ICU Medical Inc.                                    +                           40                   1,651
         IDEXX Laboratories Inc.                             +                        2,320                  72,500
         IGEN International Inc.                             +                          730                  18,980
         I-many Inc.                                         +                          160                   2,160
         Imatron Inc.                                        +                          500                   1,000
         Impath Inc.                                         +                        1,200                  53,160
         INAMED Corp.                                        +                        1,040                  25,428
         Intermagnetics General Corp.                        +                          110                   3,564
         Invacare Corp.                                                               1,730                  66,830
         Inverness Medical Technology Inc.                   +                          210                   7,770
         I-Stat Corp.                                        +                        1,200                  17,688
         Laboratory Corp. of America Holdings                +                        2,160                 166,104
         LifePoint Hospitals Inc.                            +                        2,520                 111,586
         Lincare Holdings Inc.                               +                        5,220                 156,652
         Luminex Corp.                                       +*                         110                   2,199
         Magellan Health Services Inc.                       +                          240                   3,072
         Manor Care Inc.                                     +                        5,310                 168,592
         Med-Design Corp. (The)                              +                           80                   2,411
         Mentor Corp.                                                                 1,500                  42,750
         Microvision Inc.                                    +                        1,000                  17,510
         Mid Atlantic Medical Services Inc.                  +                        3,150                  56,479
         North American Scientific Inc.                      +                           70                   1,015
         Novavax Inc.                                        +                          100                     975
         Novoste Corp.                                       +                        1,200                  30,600
         Oakley Inc.                                         +                        1,530                  28,305
         Ocular Sciences Inc.                                +                        1,220                  30,988
         OraSure Technologies Inc.                           +                          200                   2,500
         Oratec Interventions Inc.                           +                          630                   5,840
         Orthodontic Centers of America Inc.                 +*                       3,000                  91,200
         PacifiCare Health Systems Inc. "A"                  +*                         220                   3,586
         Pediatrix Medical Group Inc.                        +                          100                   3,320
         Polymedica Industries Corp.                         +*                         820                  33,210
         Province Healthcare Co.                             +                        2,300                  81,167
         PSS World Medical Inc.                              +                        5,600                  36,008
         RehabCare Group Inc.                                +                        1,030                  49,646
         Renal Care Group Inc.                               +*                       3,230                 106,235
         Res-Care Inc.                                       +                        1,260                  10,408
         ResMed Inc.                                         +*                       1,980                 100,089
         Respironics Inc.                                    +                        2,400                  71,424
         Ribozyme Pharmaceuticals Inc.                       +                          600                   6,000
         Rightchoice Managed Care Inc.                       +                          420                  18,648
         Select Medical Corp.                                +                           70                   1,400
         Sierra Health Services Inc.                         +                          190                   1,332
         Sola International Inc.                             +                          180                   2,540
         Sonic Innovations Inc.                              +                          900                   5,805
         Sonosite Inc.                                       +                          800                  15,520
         Specialty Laboratories Inc.                         +                           40                   1,514
         Staar Surgical Co.                                  +                          990                   4,782
         Steris Corp.                                        +                        5,020                 100,651
         Sunrise Assisted Living Inc.                        +*                       1,400                  36,750
         Sunrise Technologies International Inc.             +*                       2,880                   3,542
         Syncor International Corp.                          +                        1,420                  44,020
         Theragenics Corp.                                   +                        2,200                  24,574
         Thoratec Labs Corp.                                 +                        1,835                  28,534
         Triad Hospitals Inc.                                +                        4,175                 123,037


         TriPath Imaging Inc.                                +                          180                   1,784
         U.S. Physical Therapy Inc.                          +                           45                     719
         Universal Health Services Inc. "B"                  +                          420                  19,110
         Urocor Inc.                                         +                           70                   1,095
         Urologix Inc.                                       +*                          80                   1,465
         US Oncology Inc.                                    +                        5,450                  48,450
         Valentis Inc.                                       +                        2,500                  15,625
         Varian Medical Systems Inc.                         +                        2,070                 148,005
         Vasomedical Inc.                                    +                        1,290                   5,573
         Ventana Medical Systems Inc.                        +*                         820                  25,830
         VISX Inc.                                           +                        3,730                  72,175
         Vital Sign Inc.                                                                400                  13,220
         West Pharmaceutical Services Inc.                                              800                  21,600
         Zoll Medical Corp.                                  +                          700                  19,215
         -----------------------------------------------------------------------------------------------------------
                                                                                                          4,478,413
         -----------------------------------------------------------------------------------------------------------

         HOLDING COMPANIES-DIVERSIFIED--0.08%
         -----------------------------------------------------------------------------------------------------------
         Triarc Companies Inc.                               +                          930                  24,366
         Walter Industries Inc.                                                       2,400                  28,560
         -----------------------------------------------------------------------------------------------------------
                                                                                                             52,926
         -----------------------------------------------------------------------------------------------------------

         HOME BUILDERS--1.79%
         -----------------------------------------------------------------------------------------------------------
         Beazer Homes USA Inc.                               +                           60                   3,809
         Centex Corp.                                                                 3,780                 154,035
         Champion Enterprises Inc.                           +                        1,960                  22,305
         Clayton Homes Inc.                                                           6,480                 101,866
         Coachmen Industries Inc.                                                     1,020                  13,515
         D.R. Horton Inc.                                                             3,899                  88,507
         Del Webb Corp.                                      +                        1,200                  46,428
         Fleetwood Enterprises Inc.                          *                        2,700                  38,016
         Hovnanian Enterprises Inc. "A"                      +                           80                   1,161
         KB HOME                                             *                        3,150                  95,036
         Lennar Corp.                                                                 3,150                 131,355
         M.D.C. Holdings Inc.                                                         1,630                  57,702
         M/I Schottenstein Homes Inc.                                                    30                   1,185
         Meritage Corp.                                      +                           30                   1,380
         Monaco Coach Corp.                                  +                        1,300                  43,160
         NVR Inc.                                            +                          600                  88,800
         Palm Harbor Homes Inc.                              +                        1,400                  30,450
         Pulte Corp.                                         *                        1,980                  84,407
         Ryland Group Inc.                                                            1,000                  50,600
         Skyline Corp.                                                                  400                  10,880
         Standard-Pacific Corp.                                                       1,800                  41,670
         Thor Industries Inc.                                                           500                  16,485
         Toll Brothers Inc.                                  +                        1,540                  60,537
         Winnebago Industries Inc.                                                      930                  28,598
         -----------------------------------------------------------------------------------------------------------
                                                                                                          1,211,887
         -----------------------------------------------------------------------------------------------------------

         HOME FURNISHINGS--0.82%
         -----------------------------------------------------------------------------------------------------------
         Applica Inc.                                        +                        2,780                  22,129
         Bassett Furniture Industries Inc.                                               90                   1,132
         Bush Industries Inc. "A"                                                       600                   7,890
         Ethan Allen Interiors Inc.                                                   2,800                  91,000
         Fedders Corp.                                                                1,700                   8,840
         Furniture Brands International Inc.                 +                        3,620                 101,360
         Harman International Industries Inc.                                         2,220                  84,560
         Kimball International Inc. "B"                                               2,100                  38,010
         La-Z-Boy Inc.                                                                4,320                  79,920


         Libbey Inc.                                                                  1,100                  43,681
         Movado Group Inc.                                                               60                   1,212
         Oneida Ltd.                                                                  1,200                  24,396
         Parkervision Inc.                                   +*                         530                  13,860
         Salton Inc.                                         +*                         800                  14,240
         Standex International Corp.                                                    800                  18,880
         Stanley Furniture Co. Inc.                          +                           50                   1,345
         -----------------------------------------------------------------------------------------------------------
                                                                                                            552,455
         -----------------------------------------------------------------------------------------------------------

         HOUSEHOLD PRODUCTS / WARES--1.16%
         -----------------------------------------------------------------------------------------------------------
         American Greetings Corp. "A"                                                 4,900                  53,900
         Blyth Inc.                                                                   2,400                  61,704
         Central Garden & Pet Co.                            +                        1,620                  15,374
         Church & Dwight Co. Inc.                                                     2,720                  69,224
         CSS Industries Inc.                                 +                          400                  10,304
         Dial Corp.                                                                   6,390                  91,058
         Fossil Inc.                                         +                        1,030                  21,373
         Harland (John H.) Co.                                                        2,100                  48,930
         National Presto Industries Inc.                                                300                   8,910
         New England Business Service Inc.                                            1,000                  19,200
         Pennzoil-Quaker State Co.                                                    5,930                  66,416
         Playtex Products Inc.                               +                        2,300                  24,610
         Revlon Inc. "A"                                     +*                       1,900                  13,775
         Russ Berrie & Co. Inc.                                                         630                  18,522
         Scotts Co. (The) "A"                                +                        1,120                  46,424
         Standard Register Co.                                                          880                  16,280
         Toro Co.                                                                       820                  36,859
         Tupperware Corp.                                                             4,100                  96,063
         Wallace Computer Services Inc.                                               2,720                  44,989
         Yankee Candle Co. Inc. (The)                        +*                       1,200                  22,788
         -----------------------------------------------------------------------------------------------------------
                                                                                                            786,703
         -----------------------------------------------------------------------------------------------------------

         INSURANCE--2.73%
         -----------------------------------------------------------------------------------------------------------
         Alfa Corp.                                                                   2,800                  69,160
         American National Insurance Co.                                                720                  53,820
         American Physicians Capital Inc.                    +                           80                   1,560
         AmerUs Group Co.                                                               230                   8,158
         Argonaut Group Inc.                                                          1,300                  26,130
         Baldwin & Lyons Inc. "B"                                                       800                  16,800
         Berkley (W.R.) Corp.                                                         1,490                  61,716
         Brown & Brown Inc.                                                           1,700                  71,383
         Clark/Bardes Holdings Inc.                          +                           70                   1,582
         CNA Surety Corp.                                                             1,200                  16,800
         Commerce Group Inc.                                                          1,800                  66,222
         Crawford & Co. "B"                                                           2,500                  45,000
         Delphi Financial Group Inc. "A"                                              1,020                  39,270
         FBL Financial Group Inc. "A"                                                   620                  11,160
         Fidelity National Financial Inc.                                             3,960                  97,297
         First American Corp.                                                         4,050                  76,707
         Fremont General Corp.                                                        1,060                   6,890
         Gallagher (Arthur J.) & Co.                                                  5,130                 133,380
         Great American Financial Resources Inc.                                        300                   5,412
         Harleysville Group Inc.                                                      1,000                  29,750
         HCC Insurance Holdings Inc.                                                  3,370                  82,565
         Hilb Rogal & Hamilton Co.                                                      900                  39,375
         Horace Mann Educators Corp.                                                  2,900                  62,495
         Kansas City Life Insurance Co.                                                 500                  20,000
         LandAmerica Financial Group Inc.                                               900                  28,665


         Leucadia National Corp.                                                      2,340                  75,933
         Liberty Financial Companies Inc.                                               810                  26,285
         Markel Corp.                                        +                          450                  88,425
         Mercury General Corp.                                                        1,710                  59,799
         Midland Co.                                                                    200                   8,900
         National Western Life Insurance Company "A"         +                          100                  12,000
         Ohio Casualty Corp.                                                          4,800                  62,160
         Philadelphia Consolidated Holding Co.               +                          450                  15,651
         PICO Holdings Inc.                                  +                          900                  13,158
         PMA Capital Corp. "A"                                                        1,300                  23,465
         Presidential Life Corp.                                                      1,430                  32,032
         ProAssurance Corp.                                  +                        1,400                  24,150
         Professionals Group Inc.                            +                           80                   2,195
         RLI Corp.                                                                      500                  22,460
         SCPIE Holdings Inc.                                                            620                  12,524
         Selective Insurance Group Inc.                                               1,800                  48,024
         StanCorp Financial Group Inc.                                                2,220                 105,206
         State Auto Financial Corp.                                                   1,050                  17,210
         Stewart Information Services Corp.                  +                          750                  14,618
         Triad Guaranty Inc.                                 +                        1,000                  40,000
         21st Century Insurance Group                                                   490                   9,114
         UICI                                                +                        3,200                  40,800
         Vesta Insurance Group                                                          140                   1,463
         Zenith National Insurance Corp.                                                660                  17,820
         -----------------------------------------------------------------------------------------------------------
                                                                                                          1,844,689
         -----------------------------------------------------------------------------------------------------------

         IRON / STEEL--0.35%
         -----------------------------------------------------------------------------------------------------------
         AK Steel Holding Corp.                                                       5,400                  67,716
         Bethlehem Steel Corp.                               +                          890                   1,798
         Carpenter Technology Corp.                                                   1,320                  38,663
         Cleveland-Cliffs Inc.                                                          900                  16,650
         Gibraltar Steel Corp.                                                          600                  11,760
         Oregon Steel Mills Inc.                                                        170                   1,445
         Reliance Steel & Aluminum Co.                                                1,300                  32,825
         Ryerson Tull Inc.                                                            2,200                  29,678
         Steel Dynamics Inc.                                 +                        2,900                  36,250
         -----------------------------------------------------------------------------------------------------------
                                                                                                            236,785
         -----------------------------------------------------------------------------------------------------------

         LEISURE TIME--0.52%
         -----------------------------------------------------------------------------------------------------------
         Ambassadors International Inc.                                                  70                   1,729
         American Classic Voyages Co.                        +                          630                   2,205
         Bally Total Fitness Holding Corp.                   +*                       1,830                  54,186
         Callaway Golf Co.                                                            4,860                  76,788
         Direct Focus Inc.                                   +*                       1,420                  67,450
         Hotel Reservations Network Inc. "A"                 +                          360                  16,751
         K2 Inc.                                             +                          130                   1,486
         Navigant International Inc.                         +                           80                   1,120
         Polaris Industries Partners LP "A"                                           1,700                  77,860
         Resortquest International Inc.                      +                          120                   1,380
         WMS Industries Inc.                                 +                        1,620                  52,115
         -----------------------------------------------------------------------------------------------------------
                                                                                                            353,070
         -----------------------------------------------------------------------------------------------------------

         LODGING--0.49%
         -----------------------------------------------------------------------------------------------------------
         Aztar Corp.                                         +                        2,630                  31,823
         Boca Resorts Inc. "A"                               +                        1,920                  28,282
         Boyd Gaming Corp.                                   +                        2,500                  14,375
         Choice Hotels International Inc.                    +                        3,410                  51,150
         Crestline Capital Corp.                             +                        1,000                  31,070


         Extended Stay America Inc.                          +                        4,590                  68,850
         Marcus Corp.                                                                 1,700                  23,715
         Prime Hospitality Corp.                             +                        3,300                  39,105
         Station Casinos Inc.                                +                        2,620                  41,920
         Wyndham International Inc. "A"                      +                          860                   2,150
         -----------------------------------------------------------------------------------------------------------
                                                                                                            332,440
         -----------------------------------------------------------------------------------------------------------

         MACHINERY--2.69%
         -----------------------------------------------------------------------------------------------------------
         AGCO Corp.                                                                   4,300                  39,345
         Albany International Corp. "A"                      +                        1,260                  23,814
         Applied Industrial Technologies Inc.                                         1,400                  26,530
         Astec Industries Inc.                               +                        1,000                  17,250
         Asyst Technologies Inc.                             +                        2,600                  35,100
         Briggs & Stratton Corp.                                                      1,500                  63,150
         Brooks Automation Inc.                              +                        1,200                  55,320
         Cognex Corp.                                        +                          290                   9,817
         Columbus McKinnon Corp.                                                      1,080                  12,150
         Cummins Engine Company Inc.                                                  2,610                 101,007
         Donaldson Co. Inc.                                                           2,720                  84,728
         Dycom Industries Inc.                               +                          280                   6,420
         Electroglas Inc.                                    +                        1,600                  28,320
         Engineered Support Systems Inc.                                                 60                   2,351
         Esterline Technologies Corp.                        +                        1,240                  26,970
         Flow International Corp.                            +                          100                   1,080
         Flowserve Corp.                                     +                        2,720                  83,640
         Gardner Denver Inc.                                 +                        1,000                  20,550
         Gerber Scientific Inc.                                                       1,700                  18,615
         Graco Inc.                                                                   2,100                  69,300
         Idex Corp.                                                                   2,100                  71,400
         Imation Corp.                                       +                        2,440                  61,488
         Insituform Technologies Inc. "A"                    +*                       1,340                  48,910
         JLG Industries Inc.                                                          2,920                  36,062
         Kaman Corp. "A"                                                              1,600                  28,320
         Knight Transportation Inc.                          +                          630                  12,947
         Kulicke & Soffa Industries Inc.                     +                        3,350                  57,486
         Lincoln Electric Holding Inc.                                                2,520                  64,260
         Lindsay Manufacturing Co.                                                      700                  13,300
         Magnetek Inc.                                       +                        1,420                  17,750
         Manitowoc Co. Inc.                                                           1,700                  50,150
         NACCO Industries Inc.                                                          500                  38,995
         Nordson Corp.                                                                2,000                  46,620
         Paxar Corp.                                         +                        2,800                  40,320
         Presstek Inc.                                       +                        2,200                  26,400
         Robbins & Myers Inc.                                                           500                  14,100
         Satcon Technology Corp.                             +                        1,000                  10,450
         Sauer Inc.                                                                   1,500                  14,175
         Semitool Inc.                                       +                        1,100                  13,123
         SpeedFam-IPEC Inc.                                  +                        2,200                   7,018
         Stewart & Stevenson Services Inc.                                            2,100                  69,300
         Tecumseh Products Co. "A"                                                    1,020                  50,490
         Tennant Co.                                                                    600                  24,000
         Terex Corp.                                         +                        1,900                  40,280
         Thermo Fibertek Inc.                                +                        2,000                   5,800
         Thomas Industries Inc.                                                       1,100                  32,450
         Ultratech Stepper Inc.                              +                        1,500                  38,475
         Unova Inc.                                          +                        4,400                  30,272
         Woodward Governor Co.                                                          600                  50,610
         Zebra Technologies Corp. "A"                        +                        1,620                  79,574


         -----------------------------------------------------------------------------------------------------------
                                                                                                          1,819,982
         -----------------------------------------------------------------------------------------------------------

         MANUFACTURERS--1.32%
         -----------------------------------------------------------------------------------------------------------
         Actuant Corp. "A"                                   +                          470                   7,732
         Carlisle Companies Inc.                                                      2,100                  73,227
         CUNO Inc.                                           +                        1,200                  36,000
         Federal Signal Corp.                                                         3,200                  75,104
         Harsco Corp.                                                                 2,730                  74,065
         Lancaster Colony Corp.                                                       2,170                  71,567
         National Service Industries Inc.                                             2,900                  65,453
         NCH Corp.                                                                      100                   3,910
         Newport News Shipbuilding Inc.                                               2,070                 126,788
         Pittston Brink's Group                                                       3,730                  83,142
         Polaroid Corp.                                                               3,800                   9,880
         Polymer Group Inc.                                                           1,260                   2,848
         Quixote Corp.                                                                   60                   1,714
         Sturm Ruger & Co. Inc.                                                       1,260                  12,348
         Teleflex Inc.                                                                2,340                 102,960
         Tredegar Corporation                                                         1,900                  36,385
         Trinity Industries Inc.                                                      2,700                  56,403
         U.S. Industries Inc.                                                         5,600                  22,960
         Wabtec Corporation                                                           2,120                  31,800
         -----------------------------------------------------------------------------------------------------------
                                                                                                            894,286
         -----------------------------------------------------------------------------------------------------------

         MANUFACTURING--0.06%
         -----------------------------------------------------------------------------------------------------------
         Applied Films Corporation                           +                           40                     840
         ESCO Technologies Inc.                              +                          720                  21,708
         Hexcel Corp.                                        +                        1,300                  16,575
         -----------------------------------------------------------------------------------------------------------
                                                                                                             39,123
         -----------------------------------------------------------------------------------------------------------

         MEDIA--1.89%
         -----------------------------------------------------------------------------------------------------------
         Acme Communications Inc.                            +                          990                   8,128
         Banta Corp.                                                                  1,700                  49,810
         Beasley Broadcast Group Inc. "A"                    +                          700                  11,900
         Crown Media Holdings Inc.                           +                          700                  12,985
         Cumulus Media Inc."A"                               +                        2,970                  40,333
         Emmis Communications Corp.                          +                          270                   8,303
         Entravision Communications Corp.                    +                          310                   3,813
         Gray Communications Systems Inc. "B"                                            70                   1,057
         Hollinger International Inc.                                                 2,340                  32,175
         Hollywood Media Corp.                               +                        2,250                  10,125
         Houghton Mifflin Co.                                                         1,710                 102,480
         Information Holdings Inc.                           +                          620                  20,026
         Insight Communications Co. Inc.                     +                        2,610                  65,250
         Journal Register Co.                                +                        2,940                  47,334
         Lee Enterprises Inc.                                                         3,000                  99,000
         Liberty Corp.                                                                1,100                  44,000
         Liberty Digital Inc. "A"                            +                          230                   1,401
         LodgeNet Entertainment Corp.                        +                          800                  14,000
         McClatchy Co. (The) "A"                                                      1,170                  45,747
         Media General Inc. "A"                                                       1,300                  59,800
         Mediacom Communications Corp.                       +*                       1,350                  18,900
         Meredith Corp.                                                               2,340                  83,795
         Metromedia International Group Inc.                 +                          350                   1,152
         NBC Internet Inc. "A"                               +                        2,340                   5,054
         On Command Corp.                                    +                          800                   3,600
         Paxson Communications Corp.                         +                        2,500                  33,750
         Pegasus Communications Corp.                        +*                         200                   4,500


         Playboy Enterprises Inc. "B"                        +                        1,600                  25,040
         Private Media Group Inc.                            +*                         700                   6,580
         Pulitzer Inc.                                                                  520                  27,456
         Regent Communications Inc.                          +                        1,240                  14,868
         Saga Communications Inc.                            +                          460                  10,920
         Salem Communications Corp. "A"                      +                        1,640                  35,883
         Scholastic Corp.                                    +                        2,000                  90,000
         Sinclair Broadcast Group "A"                        +                        3,300                  33,990
         Spanish Broadcasting System Inc. "A"                +                        3,000                  24,630
         TiVo Inc.                                           +*                       2,000                  11,000
         United Television Inc.                              +                          300                  37,800
         Value Line Inc.                                                                200                   8,444
         Wiley (John) & Sons Inc. "A"                                                 3,200                  75,680
         Wink Communications Inc.                            +                        2,000                   5,120
         XM Satellite Radio Holdings Inc. "A"                +*                       1,000                  16,200
         Young Broadcasting Corp. "A"                        +                          900                  30,222
         -----------------------------------------------------------------------------------------------------------
                                                                                                          1,282,251
         -----------------------------------------------------------------------------------------------------------

         METAL FABRICATE / HARDWARE--0.53%
         -----------------------------------------------------------------------------------------------------------
         Circor International Inc.                                                       70                   1,264
         Kaydon Corp.                                                                 2,100                  53,865
         Lawson Products Inc.                                                           300                   8,790
         Penn Engineering & Manufacturing Corp.                                         800                  14,000
         Precision Castparts Corp.                                                    3,240                 121,241
         Timken Co.                                                                   3,620                  61,323
         Valmont Industries Inc.                                                      1,200                  21,840
         Worthington Industries Inc.                                                  5,600                  76,160
         -----------------------------------------------------------------------------------------------------------
                                                                                                            358,483
         -----------------------------------------------------------------------------------------------------------

         METALS-DIVERSIFIED--0.81%
         -----------------------------------------------------------------------------------------------------------
         Ameron Inc.                                                                     30                   2,003
         AptarGroup Inc.                                                              2,500                  81,075
         Commercial Metals Co.                                                          900                  28,827
         Griffon Corporation                                 +                        2,200                  24,200
         Gulf Island Fabrication Inc.                        +                          600                   8,640
         Matthews International Corp. "A"                                             1,000                  43,968
         Maverick Tube Corp.                                 +                        2,400                  40,680
         Mobile Mini Inc.                                    +                          720                  23,746
         Mueller Industries Inc.                             +                        2,240                  73,718
         Nortek Inc.                                         +                          700                  21,854
         NS Group Inc.                                       +                        1,220                  16,287
         Pitt-Des Moines                                                                 40                   1,380
         Quanex Corp.                                                                 1,100                  28,490
         RTI International Metals Inc.                       +                        1,500                  22,875
         Shaw Group Inc.                                     +*                       2,250                  90,225
         Southern Peru Copper Corp.                                                   2,180                  26,923
         Titanium Metals Corp.                               +                          150                   1,500
         Wolverine Tube Inc.                                 +                          800                  13,256
         -----------------------------------------------------------------------------------------------------------
                                                                                                            549,647
         -----------------------------------------------------------------------------------------------------------

         MINING--0.45%
         -----------------------------------------------------------------------------------------------------------
         AMCOL International Corp.                                                    1,620                   9,720
         Arch Coal Inc.                                                               1,170                  30,268
         Brush Engineered Materials                                                   1,200                  19,200
         Century Aluminum Company                                                       900                  14,436
         Freeport-McMoRan Copper & Gold Inc.                 +                        7,740                  85,527
         Kaiser Aluminum Corp.                               +                        2,200                   8,756
         Stillwater Mining Co.                               +                        2,820                  82,485


         USEC Inc.                                                                    6,600                  55,638
         -----------------------------------------------------------------------------------------------------------
                                                                                                            306,030
         -----------------------------------------------------------------------------------------------------------

         OFFICE / BUSINESS EQUIPMENT--0.25%
         -----------------------------------------------------------------------------------------------------------
         CompX International Inc.                                                       900                  10,755
         HON Industries Inc.                                                          3,820                  92,520
         Insight Enterprises Inc.                            +                        2,500                  61,250
         Pomeroy Computer Resources                          +                           80                   1,200
         -----------------------------------------------------------------------------------------------------------
                                                                                                            165,725
         -----------------------------------------------------------------------------------------------------------

         OIL & GAS PRODUCERS--3.56%
         -----------------------------------------------------------------------------------------------------------
         Atmos Energy Corp.                                                           2,700                  66,042
         Atwood Oceanics Inc.                                +                          620                  21,762
         Barrett Resources Corp.                             +                        1,486                  87,674
         Belco Oil & Gas Corp.                               +                        1,500                  13,500
         Berry Petroleum Co. "A"                                                      1,400                  20,300
         Cabot Oil & Gas Corp. "A"                                                    2,030                  49,532
         CAL Dive International Inc.                         +                        1,830                  45,018
         Callon Petroleum Corp.                              +                          700                   8,295
         Cascade Natural Gas Corp.                                                      900                  19,170
         Chesapeake Energy Corp.                             +                        9,330                  63,444
         Chiles Offshore Inc.                                +                           90                   1,733
         Clayton Williams Energy Inc.                        +                          300                   5,085
         Denbury Resources Inc.                              +                        1,400                  13,160
         EEX Corp.                                           +                        2,040                   5,508
         Emex Corp.                                          +                          150                   1,628
         Encore Acquisition Co.                              +                           60                     690
         Energen Corp.                                                                2,030                  56,028
         Energy Partners Ltd.                                +                          140                   1,877
         Evergreen Resources Inc.                            +                        1,100                  41,800
         Forest Oil Corp.                                    +                        1,800                  50,400
         Frontier Oil Corp.                                                           2,100                  27,825
         Grey Wolf Inc.                                      +                       12,800                  51,200
         Holly Corp.                                                                     40                   1,410
         Houston Exploration Co.                             +                          700                  21,875
         HS Resources Inc.                                   +*                       1,120                  72,576
         Key Energy Services Inc.                            +                        7,000                  75,880
         Key Productions Co. Inc.                            +                          830                  13,820
         Laclede Gas Co.                                                              1,300                  33,020
         Louis Dreyfus Natural Gas Corp.                     +                        1,260                  43,911
         Magnum Hunter Resources Inc.                        +                          270                   2,403
         McMoRan Exploration Co.                             +                        1,300                  19,500
         Meridian Resource Corp. (The)                       +                        1,620                  11,615
         Mitchell Energy & Development Corp. "A"                                      1,260                  58,275
         New Jersey Resources Corp.                                                   1,220                  55,144
         Northwest Natural Gas Co.                                                    1,730                  43,077
         Nuevo Energy Co.                                    +                        1,200                  19,560
         Oceaneering International Inc.                      +                        1,520                  31,540
         Parker Drilling Co.                                 +                        4,890                  31,785
         Patina Oil & Gas Corp.                                                       1,030                  27,295
         Penn Virginia Corp.                                                            500                  16,450
         PetroQuest Energy Inc.                              +                          140                     980
         Piedmont Natural Gas Co.                                                     2,320                  82,406
         Pioneer Natural Resources Co.                       +                        6,390                 108,950
         Plains Resource Inc.                                +                        1,220                  28,987
         Pogo Producing Co.                                                           2,520                  60,480
         Prima Energy Corp.                                  +                          600                  14,454
         Prize Energy Corp.                                  +                          330                   6,369


         PYR Energy Corp.                                    +                          100                     710
         Quicksilver Resources Inc.                          +                           60                   1,080
         Range Resources Corp.                               +                          310                   1,860
         Remington Oil & Gas Corp.                           +                          150                   2,850
         RPC Inc.                                                                     1,000                  14,200
         Seacor Smit Inc.                                    +                        1,220                  57,023
         Seitel Inc.                                         +*                       1,430                  18,733
         Semco Energy Inc.                                   *                        1,400                  21,000
         South Jersey Industries                                                        820                  25,543
         Southern Union Co.                                  +                        2,300                  46,920
         Southwest Gas Corp.                                                          2,240                  53,043
         Spinnaker Exploration Co.                           +                          770                  30,692
         St. Mary Land & Exploration Co.                                              2,000                  46,720
         Stone Energy Corp.                                  +                        1,517                  67,203
         Superior Energy Services Inc.                       +                        3,200                  25,280
         Swift Energy Co.                                    +                        1,530                  46,099
         Tesoro Petroleum Corp.                              +                        2,400                  30,240
         3TEC Energy Corp.                                   +                           80                   1,280
         Tom Brown Inc.                                      +                        2,120                  50,880
         UGI Corp.                                                                    1,920                  51,840
         Unit Corp.                                          +                        2,330                  36,931
         Vintage Petroleum Inc.                                                       3,420                  63,954
         WD-40 Company                                                                  830                  21,663
         Western Gas Resources Inc.                                                   1,500                  48,900
         WestPort Resources Corp.                            +                           70                   1,470
         W-H Energy Services Inc.                            +                          100                   1,900
         XTO Energy Inc.                                     +*                       7,425                 106,549
         -----------------------------------------------------------------------------------------------------------
                                                                                                          2,407,996
         -----------------------------------------------------------------------------------------------------------

         OIL & GAS SERVICES--0.63%
         -----------------------------------------------------------------------------------------------------------
         CARBO Ceramics Inc.                                                            400                  14,820
         Comstock Resources Inc.                             +                        1,600                  16,400
         Dril-Quip Inc.                                      +                          700                  15,071
         Hydril Co.                                          +                           60                   1,366
         Input/Output Inc.                                   +                        2,970                  37,719
         Lone Star Technologies Inc.                         +                        1,660                  60,092
         Lufkin Industries Inc.                                                          40                   1,104
         Newpark Resources Inc.                              +                        5,400                  59,940
         Oil States International Inc.                       +                           70                     645
         OSCA Inc.                                           +*                         110                   2,279
         Patterson-UTI Energy Inc.                           +                        4,230                  75,590
         Pure Resources Inc.                                 +                        3,320                  59,760
         Tetra Technologies Inc.                             +                           90                   2,201
         Universal Compression Holdings Inc.                 +                          600                  17,040
         Veritas DGC Inc.                                    +                        2,220                  61,605
         -----------------------------------------------------------------------------------------------------------
                                                                                                            425,632
         -----------------------------------------------------------------------------------------------------------

         PACKAGING & CONTAINERS--0.58%
         -----------------------------------------------------------------------------------------------------------
         AEP Industries Inc.                                 +                           30                   1,060
         Ball Corp.                                                                   1,900                  90,364
         Crown Cork & Seal Co. Inc.                                                     790                   2,963
         EarthShell Corp.                                    +                          210                     714
         Greif Brothers Corp. "A"                                                     1,000                  30,350
         Ivex Packaging Corp.                                +                        1,800                  34,200
         Longview Fibre Co.                                                           3,600                  44,352
         Owens-Illinois Inc.                                 +                          790                   5,356
         Packaging Corporation of America                    +                        2,970                  46,124
         Pactiv Corp.                                        +                       10,260                 137,484


         Silgan Holdings Inc.                                +                          120                   2,107
         -----------------------------------------------------------------------------------------------------------
                                                                                                            395,074
         -----------------------------------------------------------------------------------------------------------

         PHARMACEUTICALS--4.54%
         -----------------------------------------------------------------------------------------------------------
         aaiPharma Inc.                                      +                           80                   1,255
         Adolor Corporation                                  +                           60                   1,296
         AdvancePCS                                          +                        1,980                 126,819
         Align Technology Inc.                               +                           80                     627
         Alliance Pharmaceutical Corp.                       +                        2,900                   6,525
         Allos Therapeutics Inc.                             +                          990                   4,505
         Allscripts Healthcare Solutions Inc.                +                        1,300                  11,700
         Alpharma Inc. "A"                                   *                        2,120                  57,770
         Amerisource Health Corp. "A"                        +*                       3,330                 184,149
         Amylin Pharmaceuticals Inc.                         +*                       3,950                  44,438
         Antigenics Inc.                                     +                          570                  11,258
         Aphton Corp.                                        +*                       1,100                  24,090
         Arqule Inc.                                         +                          120                   2,599
         AVANIR Pharmaceuticals "A"                          +                          430                   2,709
         AVI BioPharma Inc.                                  +                          120                     930
         Barr Laboratories Inc.                              +*                       1,260                  88,717
         Bergen Brunswig Corp. "A"                                                    8,820                 169,520
         Biocryst Pharmaceuticals Inc.                       +                          810                   5,225
         Biopure Corp.                                       +*                       1,100                  29,007
         BioSphere Medical Inc.                              +                           40                     513
         Bone Care International Inc.                        +                          600                  15,900
         Cell Genesys Inc.                                   +                        2,400                  49,200
         Cell Pathways Inc.                                  +*                       1,460                   9,242
         Cell Therapeutics Inc.                              +                        2,100                  58,044
         CIMA Labs Inc.                                      +                          110                   8,635
         Columbia Laboratories Inc.                          +                        1,630                  13,187
         Connetics Corp.                                     +                        2,300                  17,434
         Corixa Corp.                                        +                        2,970                  50,698
         Corvas International Inc.                           +                          150                   1,767
         Cubist Pharmaceuticals Inc.                         +                        1,900                  72,200
         CV Therapeutics Inc.                                +*                       1,200                  68,400
         Digene Corp.                                        +                          800                  32,640
         Duramed Pharmaceuticals Inc.                        +                          140                   2,505
         Durect Corp.                                        +                          190                   2,660
         DUSA Pharmaceuticals Inc.                           +                        1,100                  15,708
         Dyax Corp.                                          +                          100                   1,743
         Emisphere Technologies Inc.                         +                        1,120                  32,558
         Endo Pharmaceuticals Holdings Inc.                  +                          110                   1,073
         First Horizon Pharmaceutical Corp.                  +                           40                   1,284
         Genta Inc.                                          +*                       1,260                  16,871
         Genzyme Corp. - Molecular Oncology                  +                          120                   1,626
         Genzyme Transgenics Corp.                           +                        1,600                  15,904
         Geron Corp.                                         +*                       1,600                  22,400
         Guilford Pharmaceuticals Inc.                       +                        1,900                  64,600
         Henry Schein Inc.                                   +                        1,530                  61,292
         Herbalife International Inc. "A"                                             2,100                  20,979
         Hyseq Inc.                                          +                          900                  10,350
         Ilex Oncology Inc.                                  +                        1,900                  56,810
         Immune Response Corp.                               +                        1,740                   8,265
         Immunogen Inc.                                      +                        2,730                  54,600
         Impax Laboratories Inc.                             +                          180                   2,196
         Inhale Therapeutic Systems Inc.                     +*                       2,430                  55,890
         Inspire Pharmaceuticals Inc.                        +                           80                   1,120
         InterMune Inc.                                      +                          590                  21,016


         Interneuron Pharmaceuticals Inc.                    +                          240                   2,038
         Intrabiotics Pharmaceuticals Inc.                   +                          900                   1,305
         Intuitive Surgical Inc.                             +                          160                   2,162
         Kos Pharmaceuticals Inc.                            +                          630                  24,885
         KV Pharmaceuticals Co. "B"                          +                        1,320                  44,220
         La Jolla Pharmaceutical Co                          +                          130                   1,333
         Ligand Pharmaceuticals Inc. "B"                     +                        3,830                  43,279
         Lynx Therapeutics Inc.                              +*                         720                   4,925
         MacroChem Corp.                                     +*                         170                   1,510
         Martek Biosciences Corp.                            +                        1,300                  37,050
         Matrix Pharmaceutical Inc.                          +                        1,900                  19,817
         Medicines Company (The)                             +                          200                   4,098
         Medicis Pharmaceutical Corp. "A"                    +                        1,890                 100,170
         MGI Pharma Inc.                                     +                        1,300                  16,250
         Miravant Medical Technologies                       +                        1,400                  18,200
         NABI Inc.                                           +                        2,340                  18,580
         NaPro BioTherapeutics Inc.                          +                          170                   1,734
         NBTY Inc.                                           +                        4,200                  52,248
         NEO Rx Corporation                                  +                        1,700                   5,117
         NeoPharm Inc.                                       +                           80                   2,040
         Neose Technologies Inc.                             +                          900                  40,500
         Neurocrine Biosciences Inc.                         +                        1,630                  65,184
         Northfield Laboratories Inc.                        +*                          80                   1,311
         Noven Pharmaceuticals Inc.                          +                        1,400                  54,880
         NPS Pharmaceuticals Inc.                            +                        1,740                  69,948
         Nu Skin Enterprises Inc. "A"                                                 3,650                  31,025
         Omnicare Inc.                                                                6,030                 121,806
         Onyx Pharmaceuticals Inc.                           +                           90                   1,081
         OSI Pharmaceuticals Inc.                            +*                       1,980                 104,128
         Pain Therapeutics Inc.                              +                          110                     842
         Parexel International Corp.                         +                        2,000                  39,000
         Penwest Pharmaceuticals Co.                         +                           90                   1,394
         Perrigo Co.                                         +                        4,300                  71,767
         Pharmaceutical Resources Inc.                       +                          220                   6,752
         Pharmacyclics Inc.                                  +                        1,200                  40,680
         POZEN Inc.                                          +                          110                   1,650
         Praecis Pharmaceuticals Inc.                        +                          840                  13,810
         Priority Healthcare Corp. "B"                       +                        1,440                  40,723
         Progenics Pharmaceuticals Inc.                      +                           80                   1,529
         Sangstat Medical Corp.                              +                        1,400                  22,932
         Sciclone Pharmaceuticals Inc.                       +                        2,100                  12,243
         Scios Inc.                                          +                          300                   7,503
         Serologicals Corp.                                  +                          180                   3,841
         SICOR Inc.                                          +                        2,790                  64,449
         Supergen Inc.                                       +                        2,030                  29,902
         Sybron Dental Specialties Inc.                      +                          240                   4,918
         Tanox Inc.                                          +                          160                   5,048
         Texas Biotech Corp.                                 +                        3,000                  25,140
         3 Dimensional Pharmaceuticals Inc.                  +                          130                   1,249
         Titan Pharmaceuticals Inc.                          +                        1,730                  51,917
         Triangle Pharmaceuticals Inc.                       +                        2,600                  12,168
         Tularik Inc.                                        +*                       1,050                  27,122
         United Therapeutics Inc.                            +                        1,200                  16,020
         VaxGen Inc.                                         +*                         520                   9,880
         Vical Inc.                                          +                        1,500                  20,970
         Vion Pharmaceuticals Inc.                           +                          160                   1,411
         Viropharma Inc.                                     +*                         120                   4,080
         VIVUS Inc.                                          +                          200                     620


         -----------------------------------------------------------------------------------------------------------
                                                                                                          3,072,833
         -----------------------------------------------------------------------------------------------------------

         REAL ESTATE--4.32%
         -----------------------------------------------------------------------------------------------------------
         AMLI Residential Properties Trust                                            1,130                  27,798
         Annaly Mortgage Management Inc.                                                180                   2,468
         Anthracite Capital Inc.                                                        210                   2,321
         Avatar Holdings                                     +                           60                   1,380
         Bedford Property Investors Inc.                                              1,200                  25,140
         Boykin Lodging Co.                                                           1,300                  16,770
         Brandywine Realty Trust                                                      2,420                  54,329
         BRE Properties Inc. "A"                                                      3,230                  97,869
         Burnham Pacific Properties Inc.                                              3,900                  19,110
         Cabot Industrial Trust                                                       2,800                  58,800
         Catellus Development Corp.                          +                        6,660                 116,217
         CB Richard Ellis Services Inc.                      +                        1,500                  23,550
         CBL & Associates Properties Inc.                                             1,800                  55,242
         Centerpoint Properties Corp.                                                 1,520                  76,304
         Chateau Communities Inc.                                                     1,520                  47,728
         Colonial Properties Trust                                                    1,500                  46,200
         Commercial Net Lease Realty Inc.                                             2,400                  34,200
         Cornerstone Realty Income Trust                                              2,800                  32,480
         Corrections Corp. of America                        +                        1,580                  25,201
         Cousins Properties Inc.                                                      2,800                  75,180
         Developers Diversified Realty Corp.                                          4,100                  75,358
         Eastgroup Properties Inc.                                                    1,130                  25,538
         Entertainment Properties Trust                                               1,000                  18,250
         Equity Inns Inc.                                                             3,400                  33,320
         First Industrial Realty Trust                                                2,820                  90,550
         Forest City Enterprises Inc. "A"                                             1,150                  63,250
         Gables Residential Trust                                                     1,600                  47,920
         Glenborough Realty Trust Inc.                                                2,200                  42,460
         Glimcher Realty Trust                                                        2,000                  35,800
         Healthcare Realty Trust                                                      2,900                  76,270
         Home Properties of NY Inc.                                                   1,400                  42,140
         Innkeepers USA Trust                                                         2,600                  31,148
         Insignia Financial Group Inc.                       +                        1,500                  18,300
         IRT Property Co.                                                             2,600                  28,314
         JDN Realty Corp.                                                             2,700                  36,180
         Jones Lang LaSalle Inc.                             +                        2,300                  30,360
         JP Realty Inc.                                                                 840                  20,580
         Kilroy Realty Corp.                                                          1,920                  55,872
         LaSalle Hotel Properties                                                       750                  13,365
         Lexington Corp. Properties Trust                                             1,130                  17,481
         LNR Property Corp.                                                           1,530                  53,550
         Macerich Co. (The)                                                           2,400                  59,520
         Manufactured Home Communities Inc.                                           1,300                  36,530
         Meristar Hospitality Corp.                                                   2,760                  65,550
         Mills Corp.                                                                  1,160                  28,536
         National Golf Properties Inc.                                                1,000                  27,250
         National Health Investors Inc.                      +                        2,600                  26,780
         Nationwide Health Properties Inc.                                            3,500                  70,700
         Pacific Gulf Properties Inc.                                                   990                   4,841
         Pan Pacific Retail Properties Inc.                                           1,320                  34,320
         Pennsylvania Real Estate Investment Trust                                    1,000                  24,700
         Prentiss Properties Trust                                                    2,600                  68,380
         Prime Group Realty Trust                                                       870                  11,745
         PS Business Parks Inc.                                                       1,600                  44,800
         Realty Income Corp.                                                          1,820                  53,799


         Reckson Associates Realty Corp.                     *                        4,000                  92,000
         Redwood Trust Inc.                                                              60                   1,365
         RFS Hotel Investors Inc.                                                     1,900                  30,001
         Saul Centers Inc.                                                              700                  13,223
         Security Capital Group "B"                          +                        3,510                  75,114
         Shurgard Storage Centers Inc. "A"                                            2,100                  65,625
         Sl Green Realty Corp.                                                        1,540                  46,677
         Smith (Charles E) Residential Realty Inc.                                    1,530                  76,730
         Sovran Self Storage Inc.                                                       820                  22,443
         Storage USA Inc.                                                             1,900                  68,400
         Summit Properties Inc.                                                       1,820                  48,831
         Sun Communities Inc.                                                         1,220                  43,127
         Tanger Factory Outlet Centers Inc.                                             430                   9,890
         Taubman Centers Inc.                                                         2,640                  36,960
         Town & Country Trust                                                         1,020                  20,808
         Trammell Crow Co.                                   +                        1,900                  20,995
         -----------------------------------------------------------------------------------------------------------
                                                                                                          2,923,933
         -----------------------------------------------------------------------------------------------------------

         REAL ESTATE INVESTMENT TRUSTS--2.57%
         -----------------------------------------------------------------------------------------------------------
         Alexander's Inc.                                    +                          300                  18,030
         Alexandria Real Estate Equities Inc.                                           940                  37,412
         Arden Realty Inc.                                                            3,780                 100,926
         Camden Property Trust                                                        2,600                  95,420
         Capital Automotive REIT                                                      1,300                  23,400
         Capstead Mortgage Corp.                                                      1,640                  29,192
         Chelsea Property Group Inc.                                                  1,100                  51,590
         Essex Property Trust Inc.                                                    1,220                  60,451
         Federal Realty Investment Trust                                              2,900                  60,146
         FelCor Lodging Trust Inc.                           *                        3,400                  79,560
         Franchise Finance Corporation of America                                     3,800                  95,418
         Great Lakes REIT Inc.                                                        1,330                  24,219
         Health Care Property Investors Inc.                                          2,970                 102,168
         Health Care REIT Inc.                                                        2,100                  49,875
         Highwoods Properties Inc.                                                    3,920                 104,468
         Hospitality Properties Trust                                                 3,150                  89,775
         HRPT Properties Trust                                                       10,200                  99,246
         Koger Equity Inc.                                                            1,930                  31,845
         Kramont Realty Trust                                                            90                   1,231
         La Quinta Properties Inc.                           +                        6,720                  34,810
         Mid-America Apartment Communities Inc.                                       1,300                  33,267
         New Plan Excel Realty Trust                                                  6,300                  96,390
         Parkway Properties Inc.                                                        620                  21,855
         Pinnacle Holdings Inc.                              +                          340                   2,043
         Post Properties Inc.                                                           280                  10,598
         Regency Centers Corp.                                                        2,200                  55,880
         Senior Housing Properties Trust                                              1,000                  13,000
         Thornbury Mortgage Inc.                                                        160                   2,482
         United Dominion Realty Trust                                                 7,900                 111,785
         Ventas Inc.                                                                  4,700                  51,465
         Washington Real Estate Investment Trust                                      2,530                  59,809
         Weingarten Realty Investors                                                  2,100                  92,085
         -----------------------------------------------------------------------------------------------------------
                                                                                                          1,739,841
         -----------------------------------------------------------------------------------------------------------

         RETAIL--5.03%
         -----------------------------------------------------------------------------------------------------------
         Abercrombie & Fitch Co. "A"                         +                        5,850                 260,325
         AFC Enterprises Inc.                                +                           70                   1,341
         American Eagle Outfitters Inc.                      +                        2,160                  76,118
         AnnTaylor Stores Corp.                              +*                       1,930                  69,094


         Barnes & Noble Inc.                                 +                        3,150                 123,953
         Bebe Stores Inc.                                    +*                          30                     875
         Big Lots Inc.                                       +                          810                  11,081
         Bob Evans Farms Inc.                                                         2,400                  43,200
         Borders Group Inc.                                  +                        5,220                 116,928
         Brown Shoe Company Inc.                                                      1,300                  23,465
         Buckle Inc. (The)                                   +                          500                   9,450
         Burlington Coat Factory Warehouse Corp.                                      1,300                  26,000
         California Pizza Kitchen Inc.                       +                           80                   1,860
         Casey's General Store Inc.                                                   3,100                  40,300
         Cash American Investments Inc.                                               1,900                  16,150
         Cato Corp. "A"                                                               1,000                  19,520
         CBRL Group Inc.                                                              3,920                  66,444
         Charlotte Russe Holding Inc.                        +                           30                     804
         Charming Shoppes Inc.                               +                        6,790                  40,740
         Chico's FAS Inc.                                    +*                       1,479                  44,000
         Children's Place Retail Stores Inc.                 +*                       1,150                  30,820
         Christopher & Banks Corp.                           +                          110                   3,586
         Circuit City Stores Inc. - CarMax Group             +                          170                   2,713
         Claire's Stores Inc.                                                         2,340                  45,302
         Cole National Corp.                                 +                           70                   1,033
         Copart Inc.                                         +                        2,640                  77,220
         Cost Plus Inc.                                      +                        1,500                  45,000
         CSK Auto Corp.                                      +                        1,500                  12,450
         dELiA*s Corp. "A"                                   +*                         290                   2,320
         Dillards Inc. "A"                                                            5,400                  82,458
         Discount Auto Parts Inc.                            +                           80                     868
         Dress Barn Inc.                                     +                        1,100                  25,025
         Duane Reade Inc.                                    +                        1,300                  42,250
         Electronics Boutique Holdings Corp.                 +                          430                  13,653
         Factory 2-U Stores Inc.                             +                          900                  26,415
         Finish Line Inc. (The)                              +                          140                   1,749
         Footstar Inc.                                       +                        1,300                  44,720
         Fred's Inc.                                                                    900                  23,175
         FreeMarkets Inc.                                    +*                         220                   4,400
         Genesco Inc.                                        +                        1,500                  50,400
         Guitar Center Inc.                                  +                        1,700                  35,921
         Haverty Furniture Companies Inc.                                             1,220                  18,239
         Hibbet Sporting Goods Inc.                          +                           30                   1,112
         Hot Topic Inc.                                      +*                       1,300                  40,430
         IKON Office Solutions Inc.                                                   8,210                  80,458
         Intertan Inc.                                       +                        2,100                  29,400
         Jill (J.) Group Inc. (The)                          +                           70                   1,418
         Kenneth Cole Productions "A"                        +                          520                  10,478
         Krispy Kreme Doughnuts Inc.                         +*                         720                  28,800
         Lands' End Inc.                                     +                        1,000                  40,150
         Linens 'N Things Inc.                               +                        2,860                  78,135
         Lithia Motors Inc. "A"                              +                           50                     840
         Lone Star Steakhouse & Saloon Inc.                                           2,100                  27,279
         Longs Drug Stores Corp.                                                      2,100                  45,255
         Luby's Inc.                                                                  1,800                  17,622
         Men's Wearhouse Inc. (The)                          +                        2,330                  64,308
         Michaels Stores Inc.                                +                        2,130                  87,330
         MP3.com Inc.                                        +                        1,600                   7,760
         MSC Industrial Direct Co. Inc. "A"                  +                          230                   4,002
         Neiman-Marcus Group Inc. "A"                        +                        2,340                  72,540
         99 Cents Only Stores                                +                        1,210                  36,240
         NPC International Inc.                              +                          600                   6,480


         O'Charley's Inc.                                    +                        1,100                  21,318
         OfficeMax Inc.                                      +                        3,730                  13,764
         1-800-FLOWERS.com Inc.                              +                        1,160                  17,214
         1-800 Contacts Inc.                                 +                           50                   1,240
         O'Reilly Automotive Inc.                            +                        2,750                  78,925
         Pacific Sunwear of California Inc.                  +                        2,300                  51,589
         Payless Shoesource Inc.                             +                        1,350                  87,345
         PC Connection Inc.                                  +                          470                   7,520
         Pep Boys-Manny Moe & Jack Inc.                                               4,700                  52,781
         Petsmart Inc.                                       +                        4,820                  33,981
         Pier 1 Imports Inc.                                                          7,030                  80,845
         Priceline.com Inc.                                  +*                         840                   7,602
         Pricesmart Inc.                                     +                          200                   8,700
         PurchasePro.com Inc.                                +*                       1,600                   2,368
         Ruby Tuesday Inc.                                                            4,520                  77,292
         Ryan's Family Steak Houses Inc.                     +                        2,400                  29,400
         School Specialty Inc.                               +                        1,300                  33,605
         7-Eleven Inc.                                       +                          190                   2,138
         Shopko Stores Inc.                                  +                        2,500                  18,200
         Smart & Final Inc.                                  +                          900                   9,900
         Sonic Automotive Inc.                               +                        1,460                  27,886
         Spiegel Inc. "A"                                                             1,200                  11,604
         Sports Resorts International Inc.                   +                           70                     855
         Steak n Shake Company (The)                         +                        1,700                  15,725
         Stein Mart Inc.                                     +                        2,000                  20,680
         TBC Corp.                                           +                          110                   1,054
         Too Inc.                                            +                        2,200                  60,280
         Trans World Entertainment Corp.                     +*                       2,400                  22,824
         Tuesday Morning Corp.                               +                          900                  11,925
         Tweeter Home Entertainment Group Inc.               +                        1,200                  42,360
         Ultimate Electronics Inc.                           +                          700                  22,694
         United Auto Group Inc.                              +                          790                  13,825
         Urban Outfitters Inc.                               +                           70                     752
         Value City Department Stores Inc.                   +                        1,200                  13,800
         Venator Group Inc.                                  +                        9,090                 139,077
         Wet Seal Inc. "A"                                   +                           80                   2,769
         Whitehall Jewellers Inc.                            +                          810                   7,420
         Wilsons The Leather Experts Inc.                    +                          620                  11,501
         Zale Corp.                                          +                        2,420                  81,554
         -----------------------------------------------------------------------------------------------------------
                                                                                                          3,405,714
         -----------------------------------------------------------------------------------------------------------

         SEMICONDUCTORS--1.16%
         -----------------------------------------------------------------------------------------------------------
         Alliance Semiconductor Corp.                        +                        1,900                  22,838
         ANADIGICS Inc.                                      +                        2,200                  50,600
         AXT Inc.                                            +*                       1,320                  35,244
         ChipPAC Inc.                                        +                          360                   3,758
         Cirrus Logic Inc.                                   +                        3,960                  91,199
         Cohu Inc.                                                                    1,600                  36,000
         Credence Systems Corp.                              +                          410                   9,938
         Elantec Semiconductor Inc.                          +                        1,600                  54,064
         eMagin Corporation                                  +                        1,620                   3,985
         Emcore Corp.                                        +                        1,830                  56,273
         Entegris Inc.                                       +                          180                   2,061
         General Semiconductor Inc.                          +                        2,540                  26,568
         Integrated Circuit Systems Inc.                     +                        1,000                  19,200
         Integrated Silicon Solution Inc.                    +                        1,900                  26,410
         IXYS Corporation                                    +                          630                   9,828
         Kopin Corp.                                         +                          500                   6,070


         LTX Corp.                                           +*                       3,340                  85,370
         MEMC Electronics Materials Inc.                     +                        2,870                  21,956
         Microtune Inc.                                      +                          110                   2,420
         ON Semiconductor Corp.                              +                        1,180                   5,369
         Optical Communication Products Inc.                 +                          120                   1,277
         Pericom Semiconductor Corp.                         +                        1,620                  25,466
         Pixelworks Inc.                                     +                          530                  18,942
         Rambus Inc.                                         +                          580                   7,140
         Silicon Laboratories Inc.                           +*                         130                   2,873
         Trikon Technologies Inc.                            +                           80                   1,120
         Tripath Technology Inc.                             +                          100                     884
         Varian Semiconductor Equipment Associates Inc.      +                        2,070                  86,940
         Veeco Instruments Inc.                              +                        1,720                  68,370
         Virage Logic Corp.                                  +                           90                   1,394
         White Electronic Designs Corp.                      +                          810                   3,507
         -----------------------------------------------------------------------------------------------------------
                                                                                                            787,064
         -----------------------------------------------------------------------------------------------------------

         SOFTWARE--2.15%
         -----------------------------------------------------------------------------------------------------------
         Actuate Corp.                                       +                        4,400                  42,020
         Akamai Technologies Inc.                            +                          490                   4,496
         American Management Systems Inc.                    +                          300                   7,080
         AremisSoft Corp.                                    +*                       1,650                  26,730
         AsiaInfo Holdings Inc.                              +                          200                   3,950
         Avant! Corp.                                        +                        2,800                  37,240
         Avid Technology Inc.                                +                        1,600                  25,120
         Blue Martini Software Inc.                          +                          220                     660
         Caldera International Inc.                          +                          810                   1,175
         Caminus Corp.                                       +                          370                   9,979
         Captaris Inc.                                       +                        1,440                   2,995
         Centillium Communications Inc.                      +                          510                  12,617
         Centra Software Inc.                                +                          150                   2,549
         Clarus Corp.                                        +*                       1,170                   7,196
         Click Commerce Inc.                                 +                          100                     900
         Computer Horizons Corp.                             +                        2,070                   6,438
         Concord Communications Inc.                         +                        1,170                  10,530
         Convera Corp.                                       +                        1,300                   6,500
         Corillian Corp.                                     +                          630                   2,520
         Covad Communications Group Inc.                     +                          960                     970
         DigitalThink Inc.                                   +                          100                     702
         Divine Inc. "A"                                     +                          510                   1,071
         Documentum Inc.                                     +                        2,340                  30,233
         Edwards (J.D.) & Co.                                +                        4,010                  56,701
         eFunds Corp.                                        +                          340                   6,324
         Embarcadero Technologies Inc.                       +*                         330                   7,362
         EPIQ Systems Inc.                                   +                           50                   1,285
         ePresence Inc.                                      +                        1,620                   6,674
         eSPEED Inc. "A"                                     +*                         900                  19,800
         eXcelon Corp.                                       +                        1,530                   2,249
         EXE Technologies Inc.                               +                          200                   1,172
         Extensity Inc.                                      +                          950                   9,595
         Global Payments Inc.                                                         1,860                  55,986
         Globix Corp.                                        +                        1,300                   2,613
         iBasis Inc.                                         +                        2,100                  10,500
         Identix Inc.                                        +                        2,400                  15,000
         Infogrames Inc.                                     +                        1,100                   8,360
         Informatica Corp.                                   +                        3,510                  60,934
         Information Resources Inc.                          +                          200                   2,068
         Informix Corp.                                      +                        2,160                  12,614


         InfoSpace Inc.                                      +                        1,750                   6,720
         Inktomi Corp.                                       +                          880                   8,439
         INT Media Group Inc.                                +                        1,440                   5,760
         InteliData Technologies Corp.                       +                        2,460                  14,514
         Interactive Intelligence Inc.                       +                           50                     550
         Internet Capital Group Inc.                         +                        1,230                   2,460
         Inter-Tel Inc.                                                               1,700                  20,247
         JDA Software Group Inc.                             +                        1,700                  28,237
         Keane Inc.                                          +                          400                   8,800
         Legato Systems Inc.                                 +                        5,670                  90,437
         Loudcloud Inc.                                      +                          190                     578
         Macromedia Inc.                                     +                          430                   7,740
         Manugistics Group Inc.                              +*                       3,420                  85,842
         Matrixone Inc.                                      +                          570                  13,218
         Mercator Software Inc.                              +                        1,710                   4,258
         MRO Software Inc.                                   +                        1,030                  16,274
         National Data Corp.                                                          2,400                  77,760
         Net2Phone Inc.                                      +                        1,200                   7,200
         NetIQ Corp.                                         +                        2,230                  69,777
         Numerical Technologies Inc.                         +                          620                  13,020
         OPNET Technologies Inc.                             +                           50                     894
         OTG Software Inc.                                   +                          800                   5,600
         Per-Se Technologies Inc.                            +                        2,100                  17,115
         Pinnacle Systems Inc.                               +                        3,540                  21,417
         PLATO Learning Inc.                                 +                           40                   1,238
         ProQuest Company                                    +                        1,200                  37,188
         Puma Technology Inc.                                +                        2,540                   7,620
         RadiSys Corp.                                       +                        1,120                  25,592
         Register.com                                        +*                       1,030                  15,955
         Remedy Corp.                                        +                        1,920                  66,816
         Renaissance Learning Inc.                           +                          600                  30,354
         Saba Software Inc.                                  +*                         220                   3,610
         Seachange International Inc.                        +*                       1,200                  21,636
         SeeBeyond Technology Corp.                          +                          600                   7,200
         Selectica Inc.                                      +*                         840                   3,595
         SERENA Software Inc.                                +                        1,120                  40,701
         SignalSoft Corp.                                    +                          100                   1,150
         SkillSoft Corp.                                     +                           40                   1,370
         SpeechWorks International Inc.                      +                          150                   2,355
         Structural Dynamics Research Corp.                  +                        2,700                  66,150
         Synplicity Inc.                                     +                           50                     501
         TriZetto Group Inc. (The)                           +                        1,530                  14,153
         Ulticom Inc.                                        +                          340                  11,492
         Universal Access Inc.                               +                        1,320                   8,184
         VA Linux Systems Inc.                               +                          190                     665
         Vastera Inc.                                        +                          180                   2,556
         VIA NET.WORKS Inc.                                  +                        1,260                   1,940
         Viewpoint Corp.                                     +                        1,530                  13,005
         webMethods Inc.                                     +                          240                   5,083
         Websense Inc.                                       +                           80                   1,600
         Witness Systems Inc.                                +                           60                     659
         ZixIt Corp.                                         +*                       1,400                  12,810
         -----------------------------------------------------------------------------------------------------------
                                                                                                          1,454,943
         -----------------------------------------------------------------------------------------------------------

         TELECOMMUNICATION EQUIPMENT--0.21%
         -----------------------------------------------------------------------------------------------------------
         ADTRAN Inc.                                         +                          170                   3,485
         Andrew Corp.                                        +                          630                  11,624
         ANTEC Corp.                                         +                          290                   3,596


         Avanex Corp.                                        +                          190                   1,843
         CommScope Inc.                                      +                          400                   9,400
         Cosine Communications Inc.                          +                          350                     784
         DMC Stratex Networks Inc.                           +                          560                   5,600
         Glenayre Technologies Inc.                          +                        5,500                   7,040
         Handspring Inc.                                     +                          360                   2,772
         Harmonic Inc.                                       +*                         450                   4,500
         Ixia                                                +                          100                   1,900
         New Focus Inc.                                      +                          320                   2,640
         NMS Communications Corp.                            +*                       2,700                  18,900
         Oplink Communications Inc.                          +                          640                   2,400
         Peco II Inc.                                        +                          100                     655
         Picturetel Corp.                                    +                          260                   1,456
         SBA Communications Corp.                            +                        2,030                  50,243
         Sorrento Networks Corp.                             +*                         810                   9,704
         Spectrasite Holdings Inc.                           +                          470                   3,403
         Sunrise Telecom Inc.                                +                          140                     833
         Vyyo Inc.                                           +                          540                     799
         Western Multiplex Corp.                             +                          110                     756
         WJ Communications Inc.                              +                          100                     465
         -----------------------------------------------------------------------------------------------------------
                                                                                                            144,798
         -----------------------------------------------------------------------------------------------------------

         TELECOMMUNICATIONS--2.08%
         -----------------------------------------------------------------------------------------------------------
         ACTV Inc.                                           +                        2,570                   8,558
         Adaptec Inc.                                        +                          750                   7,455
         Adelphia Business Solutions Inc.                    +                        2,620                  10,742
         Aether Systems Inc.                                 +                           50                     443
         AirGate PCS Inc.                                    +                          730                  16,790
         Alamosa Holdings Inc.                               +                        1,200                  19,560
         Alaska Communications Systems Group                 +                          900                   8,235
         Allen Telecom Inc.                                  +                        2,000                  30,000
         Anaren Microwave Inc.                               +                        1,600                  32,000
         Anixter International Inc.                          +                        1,490                  45,743
         Applied Innovation                                  +                          130                   1,086
         Arguss Communications Inc.                          +                          720                   3,586
         Aspect Communications Corp.                         +                          370                   2,586
         Audiovox Corp. "A"                                  +                        1,400                  15,540
         Avocent Corporation                                 +                        3,100                  70,525
         Aware Inc.                                          +                        1,300                  11,700
         Boston Communications Group Inc.                    +                          120                   1,728
         Catapult Communications Corp.                       +                           40                     900
         C-COR.net Corp.                                     +                        2,200                  26,400
         Celeritek Inc.                                      +                          800                  11,960
         Centennial Cellular Corp. "A"                       +                          640                   8,442
         Choice One Communications Inc.                      +*                         820                   5,527
         Com21 Inc.                                          +                        1,890                   3,383
         Commonwealth Telephone Enterprises Inc.             +                          820                  34,645
         Conestoga Enterprises Inc.                                                      70                   2,069
         Copper Mountain Networks Inc.                       +                          330                   1,353
         CT Communications Inc.                                                       1,500                  27,840
         CTC Communications Group Inc.                       +                        1,200                   3,672
         Davox Corp.                                         +                          720                   5,976
         Digital Generation Systems Inc.                     +                          270                   1,121
         Ditech Communications Corp.                         +                          200                   1,484
         Dobson Communications Corp. "A"                     +                          230                   3,922
         Electric Lightwave Inc. "A"                         +                        2,340                   3,065
         FiberCore Inc.                                      +                          230                   1,497
         Fibernet Telecom Group Inc.                         +                          900                   1,017


         Focal Communications Corp.                          +                           90                     212
         General Communication Inc. "A"                      +                        3,400                  41,140
         GoAmerica Inc.                                      +                        1,850                   3,922
         Golden Telecom Inc.                                 +                        1,280                  17,920
         Hickory Tech Corp.                                                           1,000                  16,000
         IDT Corp.                                           +                        1,530                  20,655
         IDT Corp. "B"                                       +                        1,561                  17,171
         Illuminet Holdings Inc.                             +                        1,630                  51,264
         IMPSAT Fiber Networks Inc.                          +                        1,280                   2,560
         Inet Technologies Inc.                              +                           80                     655
         InterDigital Communications Corp.                   +                        4,100                  54,325
         International Fibercom Inc.                         +                        1,980                   4,950
         InterVoice-Brite Inc.                               +                        2,800                  30,800
         Intrado Inc.                                        +                           70                   1,202
         ITC DeltaCom Inc.                                   +                        4,300                  17,200
         Itron Inc.                                          +*                         110                   2,087
         Latitude Communications Inc.                        +                        1,980                   3,960
         Leap Wireless International Inc.                    +                        2,200                  66,660
         Lightbridge Inc.                                    +                        2,217                  43,010
         Lightpath Technologies Inc. "A"                     +                        1,140                  10,146
         Mastec Inc.                                         +                          200                   2,640
         Metawave Communications Corp.                       +                        1,110                   5,761
         Metricom Inc.                                       +*                       1,800                   3,114
         Metro One Telecommunications Inc.                   +                           90                   5,838
         Motient Corp.                                       +                        2,070                   2,215
         Mpower Holding Corp.                                +*                       3,870                   3,677
         MRV Communications Inc.                             +                        4,760                  44,506
         Netro Corp.                                         +                        2,800                  11,872
         Network Plus Corp.                                  +                        1,280                   3,469
         Newport Corp.                                       *                          280                   7,420
         Next Level Communications Inc.                      +                          130                     878
         North Pittsburgh Systems Inc.                                                1,100                  17,589
         NTELOS Inc.                                         +                        1,100                  33,066
         Nucentrix Broadband Networks Inc.                   +*                         810                   6,278
         Optical Cable Corp.                                 +*                         400                   4,000
         Plantronics Inc.                                    +                        3,520                  81,488
         Powerwave Technologies Inc.                         +                          440                   6,380
         Price Communications Corp.                          +                        3,360                  67,838
         Primus Telecommunications Group Inc.                +                        2,160                   1,771
         Proxim Inc.                                         +                        1,900                  26,790
         RCN Corp.                                           +*                         420                   2,306
         Rural Cellular Corp. "A"                            +                          800                  36,240
         Sirius Satellite Radio Inc.                         +*                       2,500                  30,475
         Somera Communications Inc.                          +                        2,400                  17,184
         Spectralink Corp.                                   +                          900                  11,709
         Spectrian Corp.                                     +                           90                   1,440
         Standard Microsystems Corp.                         +                        1,000                  17,900
         Stanford Microdevices Inc.                          +                          530                   8,957
         Symmetricom Inc.                                    +                        1,620                  23,717
         TALX Corp.                                                                      60                   2,397
         Terayon Communications Systems Inc.                 +                          210                   1,285
         Tollgrade Communications Inc.                       +                          900                  25,650
         Tut Systems Inc.                                    +                        1,260                   2,092
         UbiquiTel Inc.                                      +                          150                   1,140
         US LEC Corp. "A"                                    +                        1,530                   4,131
         US Unwired Inc. "A"                                 +                          160                   1,698
         VerticalNet Inc.                                    +                          420                   1,046
         Viasat Inc.                                         +                        1,130                  26,984


         WebEx Communications Inc.                           +*                         160                   4,266
         Westell Technologies Inc.                           +                        1,800                   2,700
         WorldGate Communications Inc.                       +                        2,160                  11,016
         Z-Tel Technologies Inc.                             +                        1,620                   2,430
         -----------------------------------------------------------------------------------------------------------
                                                                                                          1,409,742
         -----------------------------------------------------------------------------------------------------------

         TELEPHONE--0.08%
         -----------------------------------------------------------------------------------------------------------
         AT&T Latin America Corp.                            +                          310                   1,544
         Intermedia Communications Inc.                      +*                       3,490                  52,001
         XO Communications Inc. "A"                          +*                       1,940                   3,725
         -----------------------------------------------------------------------------------------------------------
                                                                                                             57,270
         -----------------------------------------------------------------------------------------------------------

         TEXTILES--0.78%
         -----------------------------------------------------------------------------------------------------------
         Columbia Sportswear Co.                             +                          540                  27,535
         G&K Services Inc. "A"                                                        1,500                  40,350
         Guess ? Inc.                                        +                        1,500                  10,050
         Interface Inc. "A"                                                           3,200                  24,000
         K Swiss Inc. "A"                                                                60                   1,448
         Kellwood Co.                                                                 1,600                  36,960
         Mohawk Industries Inc.                              +*                       2,430                  85,536
         Nautica Enterprises Inc.                            +                        2,020                  41,269
         Polo Ralph Lauren Corp.                             +                        3,330                  85,914
         Quiksilver Inc.                                     +                        1,600                  40,000
         Shoe Carnival Inc.                                  +                           70                     840
         Springs Industries Inc. "A"                                                    900                  39,690
         Steven Madden Ltd.                                  +                          620                  11,327
         UniFirst Corp.                                                                  80                   1,520
         Vans Inc.                                           +                          920                  21,620
         Westpoint Stevens Inc.                                                       2,700                   3,726
         Wolverine World Wide Inc.                                                    3,100                  55,397
         -----------------------------------------------------------------------------------------------------------
                                                                                                            527,182
         -----------------------------------------------------------------------------------------------------------

         TOBACCO--0.15%
         -----------------------------------------------------------------------------------------------------------
         Universal Corporation                                                        1,800                  71,388
         Vector Group Ltd.                                                            1,000                  31,950
         -----------------------------------------------------------------------------------------------------------
                                                                                                            103,338
         -----------------------------------------------------------------------------------------------------------

         TOYS / GAMES / HOBBIES--0.17%
         -----------------------------------------------------------------------------------------------------------
         Action Performance Companies Inc.                   +                          100                   2,500
         Boyds Collection Ltd. (The)                         +                        3,980                  49,432
         Jakks Pacific Inc.                                  +                        1,400                  26,180
         Topps Co. (The)                                     +                        2,900                  33,901
         -----------------------------------------------------------------------------------------------------------
                                                                                                            112,013
         -----------------------------------------------------------------------------------------------------------

         TRANSPORTATION--1.37%
         -----------------------------------------------------------------------------------------------------------
         Airborne Inc.                                                                3,800                  44,042
         Alexander & Baldwin Inc.                                                     2,900                  74,675
         Arctic Cat Inc.                                                              1,120                  16,240
         Arkansas Best Corp.                                 +                        1,200                  27,660
         Arnold Industries Inc.                                                       1,400                  27,104
         Atlas Air Inc.                                      +                        1,050                  14,868
         CNF Transportation Inc.                                                      2,970                  83,903
         Consolidated Freightways Corp.                      +                          130                   1,165
         Dollar Thrifty Automotive Group Inc.                +                        1,700                  40,800
         EGL Inc.                                            +                        2,050                  35,793
         Florida East Coast Industries Inc.                                             100                   3,540
         Forward Air Corp.                                   +                        1,000                  29,950
         Gulfmark Offshore Inc.                              +                           50                   1,543


         Heartland Express Inc.                              +                        1,250                  28,500
         Hunt (J.B.) Transport Services Inc.                 +                        1,300                  23,738
         Kansas City Southern Industries Inc.                +                          390                   6,162
         Kirby Corp.                                         +                        1,700                  41,905
         Landstar System Inc.                                +                          500                  34,010
         M.S. Carriers Inc.                                  +                          700                  21,497
         Offshore Logistics Inc.                             +                        1,500                  28,500
         Overseas Shipholding Group Inc.                                              1,800                  54,972
         RailAmerica Inc.                                    +                          120                   1,370
         Roadway Express Inc.                                                           900                  21,393
         Swift Transportation Co. Inc.                       +*                       3,000                  57,780
         Trico Marine Services Inc.                          +                        1,880                  20,003
         US Freightways Corp.                                                         1,720                  50,740
         Werner Enterprises Inc.                                                      2,000                  48,500
         Wisconsin Central Transportation Corp.              +                        3,100                  51,863
         Yellow Corporation                                  +                        1,700                  32,266
         -----------------------------------------------------------------------------------------------------------
                                                                                                            924,482
         -----------------------------------------------------------------------------------------------------------

         TRUCKING & LEASING--0.24%
         -----------------------------------------------------------------------------------------------------------
         AMERCO                                              +                          800                  17,840
         Interpool Inc.                                                               1,000                  15,700
         Ryder System Inc.                                                            4,420                  86,632
         Xtra Corp.                                          +                          800                  39,680
         -----------------------------------------------------------------------------------------------------------
                                                                                                            159,852
         -----------------------------------------------------------------------------------------------------------

         WATER--0.20%
         -----------------------------------------------------------------------------------------------------------
         American States Water Co.                                                      720                  24,480
         California Water Service Group                                               1,000                  25,650
         Philadelphia Suburban Corp.                                                  3,130                  79,815
         SJW Corp.                                                                      100                   8,550
         -----------------------------------------------------------------------------------------------------------
                                                                                                            138,495
         -----------------------------------------------------------------------------------------------------------

         TOTAL COMMON STOCKS
         (Cost: $58,457,095)                                                                             64,299,097
         -----------------------------------------------------------------------------------------------------------


         Security                                                                    Shares                   Value
         -----------------------------------------------------------------------------------------------------------

         PREFERRED STOCKS--0.00%
         REAL ESTATE INVESTMENT TRUSTS--0.00%
         -----------------------------------------------------------------------------------------------------------
         U.S. Restaurant Properties Inc.                                                140                   2,090
         -----------------------------------------------------------------------------------------------------------
                                                                                                              2,090
         -----------------------------------------------------------------------------------------------------------

         TOTAL PREFERRED STOCKS
         (Cost: $1,728)                                                                                       2,090
         -----------------------------------------------------------------------------------------------------------

         Security                                                               Face Amount                   Value
         -----------------------------------------------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--8.19%
         -----------------------------------------------------------------------------------------------------------
         Dreyfus Money Market Fund                           ++                   2,009,481               2,009,481
         Federal Home Loan Mortgage Corporation Discount
         Note
           3.86%, 07/03/01                                   ++                     306,197                 306,197
         Goldman Sachs Financial Square Prime Obligation
         Fund                                                ++                     919,853                 919,853
         Providian Temp Cash Money Market Fund               ++                   1,909,470               1,909,470


         U.S. Treasury Bill
           3.56%**, 09/27/01                                 +++                    400,000                 396,559
         -----------------------------------------------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $5,541,661)                                                                               5,541,560
         -----------------------------------------------------------------------------------------------------------

         Security                                                               Face Amount                   Value
         -----------------------------------------------------------------------------------------------------------

         REPURCHASE AGREEMENT-4.21%
         -----------------------------------------------------------------------------------------------------------
         Investors Bank & Trust Tri-Party Repurchase Agreement,
         dated 06/29/01, due 07/02/01, with a maturity value of
         $2,850,130 and an effective yield of 3.70%.                              2,849,252               2,849,252
         -----------------------------------------------------------------------------------------------------------
         TOTAL REPURCHASE AGREEMENT
         (Cost: $2,849,252)                                                                               2,849,252
         -----------------------------------------------------------------------------------------------------------

         TOTAL INVESTMENTS IN SECURITIES -- 107.42%
         (Cost $66,849,736)                                                                              72,691,999
         -----------------------------------------------------------------------------------------------------------
         Other Assets, Less Liabilities -- (7.42%)                                                      (5,021,468)
         -----------------------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                                          $67,670,531
         ===========================================================================================================

*        Denotes all or part of security on loan. See Note 4.
**       Yield to Maturity.
+        Non-income earning securities.
++       Represents investment of collateral received from securities lending transactions. See Note 4.
+++      This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investment in Russell 2000 Index Master Portfolio ("Master Portfolio"), at
  market value (Note 1)                                                          $10,704,167
                                                                                 -----------
LIABILITIES
Accrued administration fee (Note 2)                                                    4,026
Distribution to shareholders                                                          22,068
Accrued advisory fee (Note 2)                                                            152
                                                                                 -----------
       TOTAL LIABILITIES                                                              26,246
                                                                                 -----------
TOTAL NET ASSETS                                                                 $10,677,921
                                                                                 ===========
NET ASSETS CONSIST OF:
Paid-in caital                                                                     9,715,620
Distributions in excess of net investment income                                         (95)
Net realized gain on investments                                                      66,123
Net unrealized appreciation of investments                                           896,273
                                                                                 ===========
TOTAL NET ASSETS                                                                 $10,677,921
                                                                                 ===========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                         1,008,444
                                                                                 ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                   $     10.59
                                                                                 ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------


NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Dividends                                                            $   72,105
       Interest                                                                  6,501
       Expenses (Note 2)                                                        (5,006)
                                                                            ----------
                NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO           73,600
                                                                            ----------
EXPENSES (NOTE 2):
       Advisory fee                                                                993
       Administration fee                                                       26,330
                                                                            ----------
       TOTAL EXPENSES                                                           27,323
                                                                            ----------
NET INVESTMENT INCOME                                                           46,277
                                                                            ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIO
Net realized gain on:
       Sale of investments                                                      51,249
       Futures contracts                                                        14,874
Net change in unrealized appreciation of:
       Investments                                                             892,612
       Future contracts                                                          3,661
                                                                            ----------
                NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
                ALLOCATED FROM MASTER PORTFOLIO                                962,396
                                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $1,008,673
                                                                            ==========

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                                For the period
                                                                                                              December 29, 2000
                                                                      For the Six Months Ended                (commencement of
                                                                            June 30, 2001                    operations) through
                                                                             (Unaudited)                      December 31, 2000
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                        $    46,277                         $         --
Net realized gain on sale of investments                                          66,123                                   --
Net change in unrealized appreciation/(depreciation) of investments              896,273                                   --
                                                                             -----------                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           1,008,673                                   --
                                                                             -----------                         ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                         (46,372)                                  --
                                                                             -----------                         ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                              13,402,273                                   --
Value of shares issued in reinvestment of dividends and distributions             24,015                                   --
Cost of shares redeemed                                                       (3,717,655)                                  --
                                                                             -----------                         ------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK         9,708,633                                   --
                                                                             -----------                         ------------
REDEMPTION FEES                                                                    5,987                                   --
                                                                             -----------                         ------------
NET INCREASE IN NET ASSETS                                                    10,676,921                                   --
NET ASSETS:
Beginning of period                                                                1,000                                1,000
                                                                             -----------                         ------------
END OF PERIOD                                                                $10,677,921                         $      1,000
                                                                             ===========                         ============
SHARE TRANSACTIONS:
Number of shares sold                                                          1,384,730                                  100
Number of shares reinvested                                                        2,651                                   --
Number of shares redeemed                                                       (379,037)                                  --
                                                                             -----------                         ------------
NET INCREASE IN SHARES OUTSTANDING                                             1,008,344                                  100
                                                                             ===========                         ============

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                             Period from
                                                                          Six              December 29, 2000
                                                                      Months Ended           (commencement
                                                                      June 30, 2001      of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                                (Unaudited)3          December 31, 2000
                                                                      -------------      ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.00                 $10.00
                                                                         ------                 ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                 0.05                     --
     Net realized and unrealized gain on investments                       0.59                     --
                                                                         ------                 ------
     TOTAL INCOME FROM INVESTMENT OPERATIONS                               0.64                     --
                                                                         ------                 ------
DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                             (0.05)                    --
                                                                         ------                 ------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                   0.00 4                   --
                                                                         ------                 ------
NET ASSET VALUE, END OF PERIOD                                           $10.59                 $10.00
                                                                         ======                 ======

TOTAL RETURN                                                               6.38% 2                0.00%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)                           $10,678                 $   --
     Ratio of expenses to average net assets                               0.65% 1                  --
     Ratio of net investment income to average net assets                  0.92% 1                  --
     Portfolio turnover rate of Master Portfolio                           9.00% 2                0.00% 5

----------

   1 Annualized.
   2 Not annualized.
   3 Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.
   4 Rounds to less than $0.01.
   5 For the period December 19, 2000 - December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2001


1. SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Russell 2000 Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2001 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. This financial statement contains the E*TRADE Russell 2000 Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index* by investing all of its investable assets in the Russell 2000 Index Master Portfolio ("Master Portfolio"). The Master Portfolio, in turn, invests in a representative sample of those securities comprising the Russell 2000 Index.

* "Russell 2000 Index" is a service mark of the Frank Russell Company and has been licensed for use for certain purposes by E*TRADE Asset Management, Inc., (the "Investment Advisor"). Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the Investment Advisor or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.


INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 2001, the value of the Fund's investment in the Master Portfolio was 15.82% of the outstanding interests of the Master Portfolio.

The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. . Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. . The premiums are amortized and discounts are accreted using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisor, a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its services as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio at an annual rate equal to 0.08% of the average daily net assets of the Master
Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

The Investment Advisor provides administrative services to the Fund. Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.53% of its average daily net assets for its services as administrator of the Fund.

The Fund's investment in the Master Portfolio is also subject to an administrative fee of 0.02% of its average daily net assets to Barclays Global Investors N.A., and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2001.

3. PORTFOLIO SECURITIES LOANED

As of June 30, 2001, the Master Portfolio had loaned securities, which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. The risks to the Master Portfolio of securities lending is that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost:  $66,849,736) (Note 1) +    $72,691,999
Receivables:
       Dividends and interest                                       79,989
       Due from broker - variation margin                           60,600
                                                               -----------
Total Assets                                                    72,832,588
                                                               -----------
LIABILITIES
Payables:
       Collateral for securities loaned (Note 4)                 5,145,001
       Advisory fees (Note 2)                                       13,644
       Administration fees (Note 2)                                  3,412
                                                               -----------
Total Liabilities                                                5,162,057
                                                               -----------
NET ASSETS                                                     $67,670,531
                                                               ===========

--------------------------------------------------------------------------------

+ Includes securities on loan with a market value of $4,894,411. See Note 4.

   The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME
       Dividends                                                                $  443,806
       Interest                                                                     35,914
       Securities lending income                                                     4,537
                                                                                ----------
Total investment income                                                            484,257
                                                                                ----------
EXPENSES (NOTE 2)
       Advisory fees                                                                24,920
       Administration fees                                                           6,230
                                                                                ----------
Total expenses                                                                      31,150
                                                                                ----------
Net investment income                                                              453,107
                                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on sale of investments                                    318,136
       Net realized gain on sale of futures contracts                               97,667
       Net change in unrealized appreciation (depreciation) of investments       3,680,839
       Net change in unrealized appreciation (depreciation) of futures
         contracts                                                                   3,050
                                                                                ----------
Net gain on investments                                                          4,099,692
                                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $4,552,799
                                                                                ==========

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       FOR THE SIX MONTHS ENDED       FOR THE PERIOD ENDED
                                                                      JUNE 30, 2001 (UNAUDITED)          DECEMBER 31, 2000*
                                                                      -------------------------          -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
       Net investment income                                                        $   453,107                    $54,437
       Net realized gain (loss)                                                         415,803                    (13,760)
       Net change in unrealized appreciation (depreciation)                           3,683,889                  2,179,224
                                                                                    -----------               ------------
Net increase in net assets resulting from operations                                  4,552,799                  2,219,901
                                                                                    -----------               ------------
INTERESTHOLDER TRANSACTIONS:
       Contributions                                                                 14,744,476                 50,010,000
       Withdrawals                                                                   (3,856,645)                      --
                                                                                    -----------               ------------
Net increase in net assets resulting from interestholder transactions                10,887,831                 50,010,000
                                                                                    -----------               ------------
Increase in net assets                                                               15,440,630                 52,229,901

NET ASSETS:
Beginning of period                                                                  52,229,901                       --
                                                                                    -----------               ------------
End of period                                                                       $67,670,531                $52,229,901
                                                                                    ===========               ============

--------------------------------------------------------------------------------

* For the period from December 19,2000 (commencement of operations) to December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

       Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

       These financial statements relate to the Russell 2000 Index Master Portfolio (the "Master Portfolio").

       The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

       The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2001, the open futures contracts outstanding were as follows:


-----------------------------------------------------------------------------------------------------
     NUMBER OF          FUTURES             EXPIRATION           NOTIONAL           NET UNREALIZED
     CONTRACTS            INDEX                   DATE     CONTRACT VALUE             APPRECIATION
-----------------------------------------------------------------------------------------------------
     12            Russell 2000               09/21/01         $3,093,600                  $20,850
-----------------------------------------------------------------------------------------------------

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $400,000.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreement held by the Master Portfolio at June 30, 2001 was fully collateralized by U.S. Government obligations with a rate of 6.75%, a maturity date of 05/15/05 and an aggregate market value of $2,908,935.


2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

       Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Master Portfolio, as compensation for providing administration services. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, served as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS received brokerage commissions from the Master Portfolio in the amount of $16, related to purchases and sales of portfolio investments.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short -term investments) for the six months ended June 30, 2001 were as follows:

           Purchases at cost                  $14,084,121
           Sales proceeds                       5,367,962

     At June 30, 2001, the cost of investments for federal income tax purposes was $66,849,736. Net unrealized appreciation aggregated $5,842,263, of which $10,976,568 represented gross unrealized appreciation on securities and $5,134,305 represented gross unrealized depreciation on securities.

4. PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S Government Agency obligations and money market mutual funds. The market value of the securities on loan at June 30, 2001 was $4,894,411 and the value of the related collateral was $5,145,001.

5. FINANCIAL HIGHLIGHTS

       Financial highlights for the Master Portfolio were as follows:

--------------------------------------------------------------------------------
                                                    SIX             FOR THE
                                           MONTHS ENDED        PERIOD ENDED
                                          JUNE 30, 2001        DECEMBER 31,
                                            (UNAUDITED)               2000*
--------------------------------------------------------------------------------

      Ratio of expenses to average net assets+     0.10%              0.09%

      Ratio of net investment
      income to average net
      assets+                                      1.45%              3.30%

      Portfolio turnover rate                         9%                 0%**
      Total return                                11.30%++           (4.40)%++
--------------------------------------------------------------------------------

* FOR THE PERIOD FROM DECEMBER 19, 2000 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2000.
** ROUNDS TO LESS THAN 1%.
+  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
++ NOT ANNUALIZED.